As filed with the Securities and Exchange Commission on October 23, 2008
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on November 23, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING FINANCIAL SERVICES FUND

ING FUNDAMENTAL RESEARCH FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

December 8, 2008

Dear Shareholder:

The Board of Trustees (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Financial Services Fund (“Financial Services Fund”) and ING Fundamental Research Fund (“Fundamental Research Fund”) (each, a “Disappearing Fund,” and collectively, the “Disappearing Funds”), which is scheduled for 10:00 a.m., Local time, on January 22, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  At the Special Meeting, shareholders of each Disappearing Fund will be asked to vote on a proposed reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of that Disappearing Fund with and into ING Growth and Income Fund (“Growth and Income Fund” or the “Surviving Fund”) (each Disappearing Fund and Surviving Fund, a “Fund” and collectively, the “Funds”).  Each Fund is a member of the mutual fund group called the “ING Funds.”

The Board of the Disappearing Funds has reviewed and approved, and recommends that shareholders approve, the Reorganizations.  If the Reorganization of a Disappearing Fund that you own is approved by shareholders, you will become a shareholder of Growth and Income Fund on the date that the Reorganization occurs.  The Reorganizations would provide shareholders of each Disappearing Fund with an opportunity to participate in a larger combined fund which seeks long-term growth of capital and income.

You should be aware that the consummation of one Reorganization is not contingent on the consummation of the other Reorganization.  The accompanying documents describe the proposed transactions and compare the strategies and expenses of each Fund for your evaluation.

AFTER CAREFUL CONSIDERATION, THE BOARD OF THE DISAPPEARING FUNDS APPROVED THE PROPOSED REORGANIZATION OF EACH DISAPPEARING FUND AND RECOMMENDS SHAREHOLDERS OF EACH DISAPPEARING FUND VOTE “FOR” THE PROPOSED REORGANIZATION.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed proxy card(s) in the envelope provided at your earliest convenience.  Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than January 21, 2009.

Each Disappearing Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process.  As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

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ING FINANCIAL SERVICES FUND

ING FUNDAMENTAL RESEARCH FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING Financial Services Fund and ING Fundamental Research Fund

Scheduled for January 22, 2009

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Financial Services Fund (“Financial Services Fund”) and ING Fundamental Research Fund (“Fundamental Research Fund”) is scheduled for January 22, 2009 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

For Shareholders of Financial Services Fund.  To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between Financial Services Fund and ING Growth and Income Fund (“Growth and Income Fund”), providing for the reorganization of Financial Services Fund with and into Growth and Income Fund;

(2)

For Shareholders of Fundamental Research Fund.  To approve a Reorganization Agreement by and between Fundamental Research Fund and Growth and Income Fund, providing for the reorganization of Fundamental Research Fund with and into Growth and Income Fund; and

(3)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on October 24, 2008, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD(S) so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Financial Services Fund or Fundamental Research Fund, as applicable, or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

December 8, 2008

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PROXY STATEMENT/PROSPECTUS

December 8, 2008

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganizations	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Investment Techniques and Principal Risks of Investing in the Funds	9
Comparison of Portfolio Characteristics	13
Comparison of Fund Performance	15

COMPARISON OF FEES AND EXPENSES	21
Management Fees	21
Sub-Adviser Fees	21
Administration Fees	21
Distribution and Service Fees	22
Expense Limitation Arrangements	22
Expense Tables	22
Portfolio Transitioning	27
Key Differences in Rights of each Disappearing Fund’s Shareholders and the Surviving Fund’s Shareholders	28

INFORMATION ABOUT THE REORGANIZATIONS	29
The Reorganization Agreements	29
Reasons for the Reorganizations	29
Board Considerations	29
Tax Considerations	30
Expenses of the Reorganizations	31

ADDITIONAL INFORMATION ABOUT THE FUNDS	32
Form of Organization	32
Adviser	32
Sub-Adviser	32
Distributor	32
Dividends and Other Distributions	33
Capitalization	33

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	36
Solicitation of Proxies	36
Voting Rights	36
Other Matters to Come Before the Special Meeting	37
Shareholder Proposals	37

APPENDICES
Agreement and Plan of Reorganization (ING Financial Services Fund)	A-1-1
Agreement and Plan of Reorganization (ING Fundamental Research Fund)	A-2-1
Additional Information Regarding ING Growth and Income Fund	B-1
Security Ownership of Certain Beneficial and Record Owners	C-1

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PROXY STATEMENT/PROSPECTUS

December 8, 2008

PROXY STATEMENT FOR:

ING FINANCIAL SERVICES FUND

ING FUNDAMENTAL RESEARCH FUND

(Each a Separate Series of ING Equity Trust)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

PROSPECTUS FOR:

ING GROWTH AND INCOME FUND

(A Series of ING Series Fund, Inc.)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) is being furnished to you in connection with a special meeting of shareholders (the “Special Meeting”) of ING Financial Services Fund (“Financial Services Fund”) and ING Fundamental Research Fund (“Fundamental Research Fund”) (each, a “Disappearing Fund,” and collectively, the “Disappearing Funds”) to be held on January 22, 2009.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on the proposed reorganization (each, a “Reorganization,” and collectively, the “Reorganizations”) of each of Financial Services Fund and Fundamental Research Fund with and into ING Growth and Income Fund (“Growth and Income Fund” or the “Surviving Fund”) (each Disappearing Fund and Surviving Fund, a “Fund,” and collectively, the “Funds”).  This Proxy Statement/Prospectus, a notice of the Special Meeting and the proxy card(s) are being mailed to shareholders of the Disappearing Funds on or about December 8, 2008.

Under each Agreement and Plan of Reorganization (each, a “Reorganization Agreement,” and collectively, the “Reorganization Agreements”), if shareholders of a Disappearing Fund approve the Reorganization of that Disappearing Fund, the Disappearing Fund would transfer its assets to the Surviving Fund in exchange for shares of beneficial interest of the Surviving Fund and the assumption by the Surviving Fund of the Disappearing Fund’s known liabilities as of the Closing Date (as defined below).  The Surviving Fund’s shares would then be distributed to shareholders of the Disappearing Fund so that each shareholder would receive a number of full and fractional shares of the Surviving Fund equal to the aggregate value of the number of shares of the Disappearing Fund held by such shareholder.  As a result of each Reorganization, each Disappearing Fund will distribute shares of the Surviving Fund in liquidation of each Disappearing Fund on February 7, 2009, or such other date as the parties may agree (“Closing Date”).  Each Reorganization is independent and not contingent on the approval or consummation of the other Reorganization.

Because you, as a shareholder of one or both of the Disappearing Funds, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Growth and Income Fund, this Proxy Statement also serves as a Prospectus for Growth and Income Fund.  Growth and Income Fund is a diversified, open-end management investment company, which seeks long-term growth of capital and income, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on each Reorganization Agreement.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated December 8, 2008, containing additional information about the Reorganizations and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, Class B and Class C Prospectus and the Class I or the Class O Prospectus for each Disappearing Fund, each dated September 30, 2008 and incorporated herein by reference (File No. 333-56881); and the Class A, Class B and Class C Prospectus and the Class I Prospectus for the Surviving Fund, each dated September 30, 2008

(File No. 033-41694).  The SAI for the Disappearing Funds (File No. 333-56881) and the SAI for the Surviving Fund (File No. 033-41694), each dated September 30, 2008, are also incorporated herein by reference.  If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares and shareholders may obtain the prospectus and the SAI for Class O of the Surviving Fund as described below.  Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information.  The annual report for each Fund, dated May 31, 2008, and the semi-annual report for each Fund, dated November 30, 2007, are incorporated herein by reference (for each Disappearing Fund, File No. 811-08817; for the Surviving Fund, File No. 811-06352).

For a copy of the current prospectus, SAI, annual report and semi-annual report for any of the Funds without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.  You can also visit the ING Funds’ website at www.ingfunds.com for additional information about the Funds, including the SAIs and annual and semi-annual reports.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, 100 F Street N.E., Washington, D.C. 20549.

The SEC has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreements, which are attached hereto as Appendix A-1 and Appendix A-2.  Also, you should consult the Class A, Class B and Class C Prospectus and the Class I Prospectus, each dated September 30, 2008, for more information about the Surviving Fund.  If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares and you should obtain the Class O prospectus for more information about the Surviving Fund.

The Proposed Reorganizations

The Board of Trustees (the “Board”) of each Disappearing Fund has approved each respective Reorganization Agreement.  Subject to shareholder approval, each Reorganization Agreement provides for:

•      the transfer of all of the assets of the respective Disappearing Fund to the Surviving Fund in exchange for shares of beneficial interest of the Surviving Fund;

•      the assumption by the Surviving Fund of the liabilities of the respective Disappearing Fund known as of the Closing Date;

•      the distribution of the Surviving Fund’s shares to the shareholders of the respective Disappearing Fund; and

•      the complete liquidation of the respective Disappearing Fund.

The Surviving Fund’s shares would then be distributed to shareholders of the respective Disappearing Fund so that each shareholder would receive a number of full and fractional shares of the Surviving Fund equal to the aggregate value of shares of the respective Disappearing Fund held by such shareholder.

As a result of the Reorganizations, each owner of Class A, Class B, Class C and Class O shares of Financial Services Fund and each owner of Class A, Class B, Class C and Class I shares of Fundamental Research Fund would become a shareholder of the corresponding class of shares of the Surviving Fund.  The Reorganizations are expected to be effective on February 7, 2009, or such other date as the parties may agree (as previously defined, the “Closing Date”).  The consummation of one Reorganization is not contingent on the consummation of the other Reorganization.

Each Class A, Class B, Class C, Class I and Class O shareholder of each Disappearing Fund, as applicable, will hold, immediately after the Closing Date, shares of the corresponding class of the Surviving Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of each Disappearing Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization for the Disappearing Fund that you own, you should note, as applicable, that:

•      The Funds have similar investment objectives. The Surviving Fund seeks long-term growth of capital and income while Financial Services Fund seeks long term capital appreciation and Fundamental Research Fund seeks to maximize total return;

•      Financial Services Fund’s investment strategies are different from those of Growth and Income Fund.  The former concentrates its investment in financial services industry while the latter does not have a policy on sector concentration;

•      Fundamental Research Fund and Growth and Income Fund’s investment strategies are substantially similar.  Both Funds utilize an intensive fundamentally driven research process to select portfolio securities, and emphasize stock of large companies;

•      Each Fund is currently advised by ING Investments, LLC (“ING Investments” or “Adviser”) and sub-advised by ING Investment Management Co. (“ING IM” or “Sub-Adviser”);

•      The Surviving Fund is larger than each Disappearing Fund (net assets of $347.9 million for the Surviving Fund versus $171.6 million for Financial Services Fund and $26 million for Fundamental Research Fund as of June 30, 2008).  Based on the asset size of each Fund as of June 30, 2008, shareholders of the Surviving Fund would benefit from the proposed Reorganizations as the Surviving Fund reaches certain breakpoints leading to lower advisory fees;

•      The gross and net expenses per share for each class of each Disappearing Fund, as a result of that Fund’s Reorganization, would be lowered;

•      Each Fund is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”) and the Funds have the same distribution and purchase options, exchange rights and redemption procedures;

•      In connection with the Reorganization of Financial Services Fund with and into Growth and Income Fund, it is anticipated that all portfolio transitioning will take place shortly prior to the Closing Date, and thus the transaction costs of this transition would be borne by shareholders of Financial Services Fund;

•      In connection with the Reorganization of Fundamental Research Fund with and into Growth and Income Fund, it is anticipated that Fundamental Research Fund’s portfolio securities would not be liquidated (unless necessary to pay for redemptions), and would remain largely intact and be transferred in-kind to Growth and Income Fund upon the consummation of the Reorganization.  Accordingly, it is expected that no substantial portfolio transition cost would be incurred as a result of this Reorganization; and

•      Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither a Disappearing Fund nor its shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by each Reorganization Agreement.

The gross and net operating expenses before and after the Reorganizations, expressed as an annual percentage of the average daily net asset value per share for Class A, Class B, Class C, Class I and Class O shares of each Fund, as applicable, as of May 31, 2008, as adjusted per contractual changes, are as follows:*

Gross Expenses Before the Reorganizations

	Class A	Class B	Class C	Class I	Class O**
Financial Services Fund	1.46%	2.11%	2.11%	N/A	1.36%
Fundamental Research Fund	1.71%	2.46%	2.46%	1.40%	N/A
Growth and Income Fund	1.34%	2.09%	2.09%	1.09%	N/A

Net Expenses Before the Reorganizations (After Fee Waiver)

	Class A		Class B	Class C	Class I	Class O**
Financial Services Fund	1.36	%(1)	2.11%	2.11%	N/A	1.36%
Fundamental Research Fund(2)	1.26%		2.01%	2.01%	0.95%	N/A
Growth and Income Fund(2)	1.08%		1.83%	1.83%	0.83%	N/A

After the Reorganization: Financial Services Fund only into Growth and Income Fund Pro Forma (Unaudited)

	Class A	Class B	Class C	Class I	Class O**
Gross estimated expenses of Surviving Fund	1.30%	2.05%	2.05%	1.05%	1.30%
Net estimated expenses of Surviving Fund (After Fee Waiver)(2)(3)	1.08%	1.83%	1.83%	0.83%	1.08%

After the Reorganization: Fundamental Research Fund only into Growth and Income Fund Pro Forma (Unaudited)

	Class A	Class B	Class C	Class I	Class O**
Gross estimated expenses of Surviving Fund	1.33%	2.08%	2.08%	1.08%	N/A
Net estimated expenses of Surviving Fund (After Fee Waiver)(2)(3)	1.08%	1.83%	1.83%	0.83%	N/A

After the Reorganizations: Both Disappearing Funds into Growth and Income Fund Pro Forma (Unaudited)

	Class A	Class B	Class C	Class I	Class O**
Gross estimated expenses of Surviving Fund	1.30%	2.05%	2.05%	1.05%	1.30%
Net estimated expenses of Surviving Fund (After Fee Waiver)(2)(3)	1.08%	1.83%	1.83%	0.83%	1.08%

(1)    ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the Distribution Fee for Class A shares of ING Financial Services Fund. The fee waiver will continue through at least October 1, 2009.  There is no guarantee that the waiver will continue after this date.

(2)    ING Investments has entered into a written expense limitation agreement with each of Fundamental Research Fund and Growth and Income Fund, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years.  The expense limits for Fundamental Research Fund and Growth and Income Fund will continue through at least October 1, 2009 and October 1, 2010, respectively.  The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.

(3)    Net Expenses after the Reorganization do not reflect short-term nonrecurring reorganization expenses.

*       For a complete description and comparison of the fees for the Surviving Fund and each Disappearing Fund and pro forma fees giving effect to the proposed transaction, see “Comparison of Fees and Expenses - Annual Fund Operating Expenses.”

**    If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares.

Approval of each Reorganization Agreement for each Disappearing Fund requires the affirmative vote of the lesser of (a) 67% or more of the voting securities of that Disappearing Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of that Disappearing Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of that Disappearing Fund.  The holders of a majority of outstanding shares of a Disappearing Fund present in person or by proxy shall constitute a quorum at any meeting of the shareholders of that Disappearing Fund.  A majority of the shareholders of a Disappearing Fund entitled to vote present in person or by proxy may adjourn the meeting for that Disappearing Fund (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF THE DISAPPEARING FUNDS APPROVED THE PROPOSED REORGANIZATION OF EACH DISAPPEARING FUND AND RECOMMENDS SHAREHOLDERS OF EACH DISAPPEARING FUND VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, among the Funds:

	Financial Services Fund (Disappearing Fund)	Fundamental Research Fund (Disappearing Fund)	Growth and Income Fund (Surviving Fund)
Investment Objective	The Fund seeks long-term capital appreciation.	The Fund seeks to maximize total return.	The Fund seeks long-term growth of capital and income.

Fundamental/Non-Fundamental	The Fund’s investment objective is fundamental.	The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.	The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investments Strategies

•      The Fund invests, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and equity-equivalent securities of companies principally engaged in the financial services industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.  For purposes of the Fund’s investment strategy, financial services companies are companies that derive at least 50% of their total revenues or earnings from business operations in or directly related to financial services. The equity securities in which the Fund invests are normally common stocks, but may also include preferred stocks, warrants, and convertible securities. The Fund may invest in common stocks of companies of any size.

•      Financial services companies may include, but are not limited to the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment

•      The Fund normally invests at least 65% of its total assets in a diversified portfolio of common stocks.

•      The Fund may invest in securities convertible into common stock, initial public offerings and derivatives.  The Fund may also invest in other investment companies to the extent permitted under the 1940 Act, and the rules and regulations thereunder.

•      The Sub-Adviser applies quantitative research methods to generate investment ideas within each sector.  An experienced fundamental research team then focuses on identifying the stocks it considers the best ideas within each sector.  The Sub-Adviser then constructs the portfolio by selecting from these ideas while considering sector weights and overall risk control.  In managing the Fund, the Sub-Adviser:

•      Normally emphasizes stocks of larger companies;

•      May also invest a portion of the Fund’s assets in stocks of small- and mid-sized companies, and up to 25% of its assets in stocks of foreign issuers, depending upon market conditions; and

•      Utilizes an intensive, fundamentally driven

•      Under normal market conditions, the Fund will invest at least 65% of its total assets in common stock that the Fund’s Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

•      The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends or may acquire securities having a mix of these characteristics.  The Fund may also engage in option writing.

•      The Sub-Adviser utilizes a team approach for portfolio construction. The senior portfolio manager and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The senior portfolio manager is responsible for the overall allocation of assets for the Fund, including management of the Fund’s

Financial Services Fund (Disappearing Fund)	Fundamental Research Fund (Disappearing Fund)	Growth and Income Fund (Surviving Fund)

management firms; custodians of financial assets; companies engaged in trading, dealing or managing commodities; companies that invest significantly in or deal in financial instruments; government-sponsored financial enterprises; real estate investment trusts; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; suppliers to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

•      The Sub-Adviser emphasizes a value approach, and selects securities that it believes are undervalued relative to the market and have potential for future growth, including securities of institutions that the Sub-Adviser believes are well positioned to take advantage of investment opportunities in the financial services industry.

•      The Fund may invest in initial public offerings.

•      The Fund may invest in other investment companies to the extent permitted under the Investment Company research process to evaluate company growth, profitability and valuation characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each sector. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

•      The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

overall risk profile.

•      In managing the Fund, the Sub-Adviser:

•      Emphasizes stock of larger companies.

•      Looks to strategically invest the Fund’s assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions.

•      Utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

•      The Fund may invest in derivative instruments, including, but not limited to, put and call options.

•      The Fund may invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder.

•      The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure

	Financial Services Fund (Disappearing Fund)	Fundamental Research Fund (Disappearing Fund)	Growth and Income Fund (Surviving Fund)

Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund also may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its assets.

gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	ING Investments	ING Investments	ING Investments

Sub-Adviser	ING IM	ING IM	ING IM

Portfolio Manager	Robert M. Kloss and Steven L. Rayner	Christopher F. Corapi	Christopher F. Corapi

As you can see from the chart above, there are some differences in the investment strategies of Financial Services Fund and Growth and Income Fund.  Financial Services Fund concentrates its investments in the securities of companies principally engaged in the financial services industry while Growth and Income Fund does not have a sector concentration policy.  While both Funds can invest in common stocks of companies of any size, unlike Financial Services Fund, Growth and Income Fund emphasizes the stocks of larger companies.  Furthermore, each Fund implements different principal investment strategies.  For example, Financial Services Fund’s principal investment strategies include investing in preferred stocks, warrants and initial public offerings (“IPOs”), while Growth and Income Fund’s principal investment strategies include engaging in option writing and securities lending and investing in derivative instruments.

A comparison between Fundamental Research Fund and Growth and Income Fund shows slight differences. Fundamental Research Fund normally invests at least 65% of its total assets in a diversified portfolio of common stocks, while Growth and Income Fund invests 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both. Consequently, Growth and Income Fund likely has greater exposure to income-oriented investments than Fundamental Research Fund. Furthermore, unlike Growth and Income Fund, Fundamental Research Fund may invest in IPOs as a principal investment strategy.  Finally, unlike Fundamental Research Fund, Growth and Income Fund may engage in option writing as a principal investment strategy.

Please refer to the “Comparison of Portfolio Characteristics” table on page 13 for more specific information regarding the portfolio characteristics of the Funds.

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because each Disappearing Fund and the Surviving Fund have similar investment objectives and some similar investment strategies, some of the risks of investing in the Disappearing Funds are the same as the risks of investing in the Surviving Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Funds, as disclosed in each Fund’s prospectus.  The fact that a risk is not listed as a principal risk in a Fund’s prospectus does not necessarily mean that shareholders of that Fund are not subject to that risk.  You may lose money on your investment in either Fund.

Principal Risks	Financial Services Fund	Fundamental Research Fund	Growth and Income Fund
Concentration Risk	X
Convertible and Debt Securities Risk	X	X	X
Corporate Debt Securities Risk	X
Derivatives Risk		X	X
Foreign Investing Risk		X	X
Inability to Sell Securities Risk	X	X
Initial Public Offerings Risk	X	X
Interest Rate Risk	X
Market Trends Risk	X	X	X
Other Investment Companies Risk	X	X	X
Portfolio Turnover Risk		X	X
Price Volatility Risk	X	X	X
Restricted and Illiquid Securities Risk	X
Securities Lending Risk	X	X	X
Small- and Mid-Capitalization Companies Risk	X	X	X
Value Investing Risk	X

Concentration Risk.  The Fund concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Convertible and Debt Securities Risk.  The price of a convertible and debt security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible and debt securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible and debt securities are often lower rated securities. A Fund may be required to redeem or convert a convertible and debt security before the holder would otherwise choose.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund’s debt securities can be expected to rise and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s “interest rate risk” or “volatility”. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates.  However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure.  For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years.  Material changes in interest rates may impact the duration calculation.

Derivatives Risk.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards, and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Foreign Investing Risk.  There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities.  Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of a Fund, including the withholding of dividends.

A Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect a Fund’s assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

Inability to Sell Securities Risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings and foreign securities, particularly those from companies in countries with an emerging securities market. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings Risk.  IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Fund. However, there is no assurance that a Fund will have access to profitable IPOs. Stock of some newly-public companies may decline shortly after the IPOs.

Interest Rate Risk.  Because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Fund’s securities may fall when interest rates rise.

Market Trends Risk.  Each Fund is subject to market trends risk but the impact of the risk on each Fund could be different.  Although Growth and Income Fund’s Sub-Adviser emphasizes large-capitalization securities, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large-capitalization securities are in favor.  With respect to Financial Services Fund, from time to time, the stock market may not favor the securities in which the Fund invests.  Rather, the market could favor securities or industries to which the Fund is not exposed, or may not favor equities at all.  Finally, with respect to Fundamental Research Fund, from time to time, the stock market may not favor the core securities in which the Fund invests.  Rather, the market could favor value-oriented securities or small company securities, or may not favor equities at all.

Other Investment Companies Risk.  Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because a Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees). Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally.  Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. A Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the Adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.  Investments in money market funds are subject to credit risk and therefore the risk of loss.

Portfolio Turnover Risk.  A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Fund, and is likely to generate more taxable short-term gains for shareholders.

Price Volatility Risk.  The value of each Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

A Fund may invest in securities of larger companies which sometimes have more stable prices than smaller companies. However, a Fund may also invest in securities of mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Restricted and Illiquid Securities Risk.  If a security is illiquid, a Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Lending Risk.  In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33 1/3% of total fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Small- and Mid-Capitalization Companies Risk.  Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Value Investing Risk.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value- oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Funds as of May 31, 2008:

	Financial Services Fund		Fundamental Research Fund		Growth & Income Fund

Net Assets	$203,475,411		$28,381,514		$376,674,866

Number of Holdings	45		79		83

Portfolio Turnover Rate	37	%(1)	131	%(1)	221	%(1)

Average market capitalization of companies in the Fund	$42,581,181,807		$83,564,212,608		$83,647,609,905

Market capitalization range of companies in Fund: (2)

Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	68.4%		74.9%		73.3%

Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	23.7%		16.2%		15.9%

Holdings in companies with market capitalizations under $1 billion (as a % of market value*)	0.0%		0.0%		0.0%

Top 5 Industries (as % of net assets)	Banks	31.6%	Oil & Gas	10.9%	Oil & Gas	10.1%
	Insurance	28.7%	Banks	7.3%	Pharmaceuticals	6.4%
	Diversified Financial Services	24.6%	Pharmaceuticals	7.1%	Banks	6.1%
	Commercial Services	2.5%	Retail	6.2%	Retail	5.8%
	REITS: Diversified	1.9%	Software	5.9%	Software	5.7%

U.S. Equity Securities (as a % of market value*)	92.1%		91.1%		89.2%
Foreign Securities (as a % of market value*)	7.9%		8.9%		10.8%
Securities Lending Collateral (as a % of market value*)	0.0%		0.0%		4.6%

Top 10 Holdings (as a % of net assets)	Wells Fargo & Co.	5.4%	ExxonMobil Corp.	4.9%	ExxonMobil Corp.	4.4%
	US Bancorp.	5.0%	Intel Corp.	2.4%	Procter & Gamble Co.	2.2%
	JPMorgan Chase & Co.	4.9%	Google, Inc.	2.2%	Johnson & Johnson	2.2%
	Bank of America Corp.	4.2%	Qualcomm, Inc.	2.2%	Microsoft Corp.	2.2%
	Citigroup, Inc.	3.9%	Merck & Co., Inc.	2.1%	Google, Inc.	2.1%
	American International Group, Inc.	3.7%	Procter & Gamble Co.	2.1%	Intel Corp.	2.1%
	Bank of New York Mellon Corp.	3.5%	Johnson & Johnson	2.1%	Merck & Co., Inc.	2.0%
	PNC Financial Services Group, Inc.	3.1%	Verizon Communications, Inc.	2.0%	Verizon Communications, Inc.	2.0%
	Protective Life Corp.	3.0%	Abbott Laboratories	2.0%	Qualcomm, Inc.	1.9%
	ACE Ltd.	2.9%	Microsoft Corp.	2.0%	Citigroup, Inc.	1.9%

(1)           For the fiscal year ended May 31, 2008.

(2)           For U.S. Equities only.

*              Excluding fixed-income securities and short-term investments.

Comparison of Fund Performance

Relative Performance

The following table shows, for the specified periods, the (unaudited) average annual total return for: (i) Class A shares of Financial Services Fund; (ii) Class A shares of Fundamental Research Fund; (iii) Class A Shares of Growth and Income Fund; (iv) the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”); and (v) the S&P 500® Financials Index.  Performance of the Funds in the table below does not reflect the deduction of sales loads, and would be lower if it did.  An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses.  An investor cannot invest directly in an index.  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.  Each Fund’s past performance is not an indication of its future performance.

Calendar Year Ended	Financial Services Fund(1)	Fundamental Research Fund		Growth and Income Fund(2) (3)	S&P 500 Index(4)	S&P 500 Financials Index(5)
Year-To-Date As of September 30, 2008	(18.91)%	(19.17)%		(20.25)%	(19.29)%	(29.16)%
2007	(13.31)%	5.91%		7.93%	5.49%	(18.63)%
2006	17.20%	12.56	%(6)	20.57%	15.79%	19.19%
2005	7.81%	N/A		4.13%	4.91%	6.48%
2004	13.08%	N/A		11.49%	10.88%	10.91%
2003	32.26%	N/A		25.47%	28.68%	31.13%
2002	(13.53)%	N/A		(25.49)%	(22.10)%	(14.64)%
2001	11.53%	N/A		(18.81)%	(11.89)%	(8.90)%
2000	27.79%	N/A		(11.65)%	(9.10)%	25.74%
1999	(18.84)%	N/A		17.62%	21.07%	4.11%
1998	(1.83)%	N/A		14.58%	25.58%	11.42%

(1)    Prior to May 22, 2001, Financial Services Fund operated under a different investment strategy.

(2)    Effective August 14, 2006, the Fund changed its name from ING Equity Income Fund to ING Growth and Income Fund. Effective March 1, 2004, the Fund changed its name from ING Growth and Income Fund to ING Equity Income Fund.

(3)    Effective March 1, 2002, ING Investments began serving as investment adviser and ING IM, the former investment adviser, began serving as sub-adviser. From March 1, 2004 to August 13, 2006, Wellington Management Company, LLP served as sub-adviser to the Fund.  Effective August 14, 2006, ING IM began serving as sub-adviser to the Fund and the Fund’s principal investment strategies were changed.  Performance from March 1, 2004 through August 13, 2006 is attributable to Wellington Management Company, LLP.

(4)    The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5)    The S&P 500 Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(6)    Class A of Fundamental Research Fund commenced operations on December 28, 2005.

Calendar Year-By-Year Returns

Set forth below is the performance information for each Fund.  The bar charts and table below provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund’s Class A shares from year to year and by comparing each Fund’s performance to that of broad-based securities market indices.  The bar charts show the performance of each Fund’s Class A shares for each year since inception.  Class B, Class C, Class I and Class O shares, as applicable, will have different performance due to differing expenses.  Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

Financial Services Fund

Calendar Year-by-Year Returns (%)(1)(2)(3)

(1)    These figures are for the year ended December 31 of each year.  They do not reflect sales charges and would be lower if they did.

(2)    During the period shown in the chart, the Class A shares’ best quarterly performance was 20.41% for the 3rd quarter of 2000, and the Class A shares’ worst quarterly performance was (19.30)% for the 3rd quarter of 1998.  The Class A shares’ year-to-date total return as of September 30, 2008 was (18.91)%.

(3)    Prior to May 22, 2001, Financial Services Fund operated under a different investment strategy.

Fundamental Research Fund

Calendar Year-by-Year Returns (%) (1)(2)(3)

(1)    These figures are for the year ended December 31 of each year.  They do not reflect sales charges and would be lower if they did.

(2)    During the period shown in the chart, the Class A shares’ best quarterly performance was 6.97% for the 2nd quarter of 2007, and the Class A shares’ worst quarterly performance was (3.55)% for the 2nd quarter of 2006.  The Class A shares’ year-to-date total return as of September 30, 2008 was (19.17)%.

(3)    Class A of Fundamental Research Fund commenced operations on December 28, 2005.

Growth and Income Fund

Calendar Year-Year- Returns (%) (1)(2)

(1)    These figures are for the year ended December 31 of each year.  They do not reflect sales charges and would be lower if they did.

(2)    During the period shown in the chart, the Class A shares’ best quarterly performance was 19.30% for the 4th quarter of 1998, and the Class A shares’ worst quarterly performance was (16.37)% for the 3rd quarter of 2002.  The Class A shares’ year-to-date total return as of September 30, 2008 was (20.25)%.

(3)    Effective March 1, 2002, ING Investments began serving as investment adviser and ING IM, the former investment adviser, began serving as sub-adviser. From March 1, 2004 to August 13, 2006, Wellington Management Company, LLP served as sub-adviser to the Fund.  Effective August 14, 2006, ING IM began serving as sub-adviser to the Fund and the Fund’s principal investment strategies were changed.  Performance from March 1, 2004 through August 13, 2006 is attributable to Wellington Management Company, LLP.

Average Annual Total Return

(For the periods ended December 31, 2007)

The table set forth below shows the (unaudited) average annual total return (before and after taxes) for each Fund over time for each class of shares (including deductions for sales charges) compared with one or two broad-based securities market indices, as applicable.  The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary.

	1 Year	5 Years or Since Inception		10 Years or Since Inception

Financial Services Fund(1)

Class A – Before Taxes	(18.30)%	9.07%		4.25%

Class A – After Taxes on Distributions(2)	(20.18)%	7.60%		2.35%

Class A – After Taxes on Distributions and Sale of Fund Shares(2)	(9.44)%	7.87%		2.89%

Class B – Before Taxes	(17.68)%	9.25%		4.07%

S&P 500 Financials Index (reflects no deduction for fees, expenses, or taxes)(3)	(18.41)%	8.48%		5.46%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(4)	5.49%	12.83%		5.91%

Class C – Before Taxes	(14.62)%	5.52%		N/A

Class O – Before Taxes	(13.33)%	5.46%		N/A

S&P 500 Financials Index (reflects no deduction for fees, expenses, or taxes)(3)	(18.41)%	3.04	%(5)	N/A

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(4)	5.49%	10.98	%(5)	N/A

Fundamental Research Fund(6)

Class A – Before Taxes	0.14%	5.65%		N/A

Class A – After Taxes on Distributions(2)	(1.06)%	4.82%		N/A

Class A – After Taxes on Distributions and Sale of Fund Shares(2)	1.05%	4.65%		N/A

S&P 500 Index (reflects no deduction for fees, expenses, or taxes) (3)	5.49%	10.52	%(7)	N/A

Class B – Before Taxes	0.17%	5.65%		N/A

S&P 500 Index (reflects no deduction for fees, expenses, or taxes) (3)	5.49%	9.50	%(8)	N/A

Class C – Before Taxes	4.40%	7.74%		N/A

S&P 500 Index (reflects no deduction for fees, expenses, or taxes) (3)	5.49%	9.13	%(9)	N/A

Class I – Before Taxes	5.74%	14.18%		N/A

S&P 500 Index (reflects no deduction for fees, expenses, or taxes) (3)	5.49%	12.53	(10)	N/A

Growth and Income Fund(11)(12)(13)

Class A – Before Taxes	1.69%	12.28%		2.55%

Class A – After Taxes on Distributions(2)	1.57%	12.02%		(1.35)%

	1 Year	5 Years or Since Inception	10 Years or Since Inception

Class A – After Taxes on Distributions and Sale of Fund Shares(2)	1.23%	10.66%	(1.08)%

Class I – Before Taxes	8.16%	13.91%	3.41%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(3)	5.49%	12.83%	5.91%

Class B – Before Taxes	2.00%	12.55%	1.30%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(3)	5.49%	12.83%	3.61	%(14)

Class C – Before Taxes	6.10%	12.76%	1.33%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(3)	5.49%	12.83%	4.42	%(15)

(1)

Class A and Class B shares of Financial Services Fund commenced operations prior to January 1, 1998. Class C and Class O shares of Financial Services Fund commenced operations on August 24, 2004 and September 14, 2004, respectively. Prior to May 22, 2001, Financial Services Fund operated under a different investment strategy.

(2)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will vary from the after-tax returns presented for Class A shares.

(3)	The S&P 500 Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(4)	The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5)	The index returns for Class C and Class O shares of Financial Services Fund are for the period beginning September 1, 2004.

(6)	Class A, Class B, Class C and Class I shares of Fundamental Research Fund commenced operations on December 28, 2005, February 6, 2006, April 17, 2006 and July 18, 2006, respectively.

(7)	The index return for Class A shares of Fundamental Research Fund is for the period beginning January 1, 2006.

(8)	The index return for Class B shares of Fundamental Research Fund is for the period beginning February 1, 2006.

(9)	The index return for Class C shares of Fundamental Research Fund is for the period beginning May 1, 2006.

(10)	The index return for Class I shares of Fundamental Research Fund is for the period beginning August 1, 2006.

(11)

Effective August 14, 2006, the Fund changed its name from ING Equity Income Fund to ING Growth and Income Fund. Effective March 1, 2004, the Fund changed its name from ING Growth and Income Fund to ING Equity Income Fund.

(12)

Effective March 1, 2002, ING Investments began serving as investment adviser and ING IM, the former investment adviser, began serving as sub-adviser of Growth and Income Fund. From March 1, 2004 to August 13, 2006, Wellington Management Company, LLP served as sub-adviser to Growth and Income Fun. Effective August 14, 2006, ING IM began serving as sub-adviser to Growth and Income Fun and the Fund’s principal investment strategies were changed. Performance from March 1, 2004 through August 13, 2006 is attributable to Wellington Management Company, LLP.

(13)

On February 2, 1998, Growth and Income Fund re-designated Adviser Class shares as Class A shares. Class B and Class C shares of Growth and Income Fund commenced operations on March 1, 1999 and June 30, 1998, respectively. Class I shares of Growth and Income Fund commenced operations prior to January 1, 1998. Growth and Income Fund currently does not offer Class O shares.

(14)	The index return for Class B shares of Growth and Income Fund is for the period beginning March 1, 1999.

(15)	The index return for Class C shares of Growth and Income Fund is for the period beginning July 1, 1998.

Additional information about Growth and Income Fund is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.  For further information on the fees and expenses of Growth and Income Fund, see “Appendix B: Additional Information Regarding ING Growth and Income Fund.”

Management Fees

Each Fund pays its investment adviser, ING Investments, a management fee, payable monthly, based on the average daily net assets of the Fund as followings:

Fund	Management Fees

Financial Services Fund

1.00% on the first $30 million of the Fund’s average daily net assets;
0.75% on the next $95 million of the Fund’s average daily net assets; and
0.70% of the Fund’s average daily net assets in excess of $125 million.

Fundamental Research Fund

0.70% on the first $500 million of the Fund’s average daily net assets;
0.65% on the next $500 million of the Fund’s average daily net assets; and
0.60% of the Fund’s average daily net assets in excess of $1 billion.

Growth and Income Fund

0.700% on the first $250 million of the Fund’s average daily net assets;
0.650% on the next $250 million of the Fund’s average daily net assets;
0.625% on the next $250 million of the Fund’s average daily net assets;
0.600% on the next $1.25 billion of the Fund’s average daily net assets; and
0.550% of the Fund’s average daily net assets in excess of $2 billion.

If the shareholders approve the Reorganization(s), Growth and Income Fund will pay the same management fee currently in place.  For more information regarding the management fees for each Fund, please see the SAI of each Fund, dated September 30, 2008.

Sub-Adviser Fees

ING Investments, the adviser to the Funds, pays ING IM, the sub-adviser to the Funds, a sub-advisory fee, payable monthly, based on the average daily net assets of the applicable Fund as followings:

Fund	Sub-Advisory Fees

Financial Services Fund

0.45% on the first $30 million of the Fund’s average daily net assets;
0.3375% on the next $95 million of the Fund’s average daily net assets; and
0.3150% of the Fund’s average daily net assets in excess of $125 million.

Fundamental Research Fund

0.3150% on the first $500 million of the Fund’s average daily net assets;
0.2925% on the next $500 million of the Fund’s average daily net assets; and
0.27% of the Fund’s average daily net assets in excess of $1 billion.

Growth and Income Fund

0.3150% on the first $250 million of the Fund’s average daily net assets;
0.2925% on the next $250 million of the Fund’s average daily net assets;
0.2813% on the next $250 million of the Fund’s average daily net assets;
0.2700% on the next $1.25 billion of the Fund’s average daily net assets; and
0.2475% of the Fund’s average daily net assets in excess of $2 billion.

If the shareholders approve the Reorganization(s), ING Investments will continue to pay ING IM the same sub-advisory fee currently in place for Growth and Income Fund.  For more information regarding the sub-advisory fees for each Fund, please see the SAI of each Fund, dated September 30, 2008.

Administration Fees

Fundamental Research Fund and Growth and Income Fund each pay ING Funds Services, LLC (“IFS”) an annual administration fee equal to 0.10% and 0.08%, respectively, of each Fund’s average daily net assets.  Financial Services Fund does not pay any administration fee. Upon the consummation of the Reorganization(s), the Surviving Fund will continue to pay an annual administration fee of 0.08% of the Surviving Fund’s average daily net assets.

Distribution and Service Fees

Each Fund pays the distribution (12b-1) and/or service fees for each class of shares as described in the table entitled “Annual Fund Operating Expenses” on page 24.

Expense Limitation Arrangements

ING Investments has entered into a written expense limitation agreement with Fundamental Research Fund and Growth and Income Fund, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years.  The expense limits for Fundamental Research Fund and Growth and Income Fund will continue through at least October 1, 2009 and October 1, 2010, respectively. The expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to this expense limitation agreement, the expense limits for Fundamental Research Fund and Growth and Income Fund are as follows:

	Class A	Class B	Class C	Class I	Class O

Fundamental Research Fund	1.25%	2.00%	2.00%	1.00%	N/A

Growth and Income Fund	1.08%	1.83%	1.83%	0.83%	1.08	%*

*                    If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares.

ING Investments does not have any expense limitation agreement with Financial Services Fund.

Expense Tables

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the fees and expenses for Class A, Class B, Class C, Class I and Class O shares of each Fund, as applicable.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Class A(1)		Class B		Class C		Class I	Class O(2)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(3)	None		None		None	None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	None	(4)	5.00	%(5)	1.00	%(6)	None	None

(1)	The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)

If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares.

(3)	Reduced for purchases of $50,000 and over. See “Class A Shares: Initial Sales Charge Alternative” in Appendix B.
(4)

A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more.  See “Class A Shares: Initial Sales Charge Alternative” in Appendix B.

(5)	Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in Appendix B.
(6)	Imposed upon redemptions within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in Appendix B.

None of the Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

Contingent Deferred Sales Charge Waiver

From the Record Date, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of a Disappearing Fund will be waived.  Further, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of the Surviving Fund acquired as a result of the merger and reorganization of a Disappearing Fund with and into the Surviving Fund will be waived for the period ending 30 days following the Closing Date.

Annual Fund Operating Expenses Table

The following table shows the current expenses of each of the Funds and estimated pro forma expenses, giving effect to (i) the proposed Reorganization of Financial Services Fund into Growth and Income Fund (assuming the Reorganization of Fundamental Research Fund does not occur); (ii) the proposed Reorganization of Fundamental Research Fund into Growth and Income Fund (assuming the Reorganization of Financial Services Fund does not occur); and (iii) the proposed Reorganization of both Disappearing Funds into Growth and Income Fund.  Expenses of the Funds are based upon the operating expenses incurred for each Fund’s most recently completed fiscal year (except with respect to Class O shares of Growth and Income Fund), as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Fund, has agreed.  Growth and Income Fund will start offering Class O shares only if shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund.  Expenses of Class O shares of Growth and Income Fund provided in the table below are based on estimated amounts for the current fiscal year.  The pro forma fees show estimated fees of Growth and Income Fund after giving effect to the proposed Reorganization(s) as adjusted to reflect contractual changes.  Growth and Income Fund pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses

as of May 31, 2008(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Financial Services Fund		Fundamental Research Fund		Growth and Income Fund	Pro Forma (Assuming only the Financial Services Fund with and into Growth and Income Fund Reorganization was consummated)	Pro Forma (Assuming only the Fundamental Research Fund with and into Growth and Income Fund Reorganization was consummated)	Pro Forma (Assuming both Reorganizations were consummated)

CLASS A

Management Fees	0.76%		0.70%		0.69%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.35	%(2)	0.25%		0.25%	0.25%	0.25%	0.25%
Other Expenses(3)	0.35%		0.76	%(6)	0.40%	0.37%	0.40%	0.37%
Acquired Fund Fees and Expenses(4)	0.00%		0.00%		0.00%	0.00%	0.00%	0.00%
Total Fund Operating Expenses	1.46%		1.71%		1.34%	1.30%	1.33%	1.30%
Waivers, Reimbursement, and Recoupment(5)	(0.10	)%(2)	(0.45)%		(0.26)%	(0.22)%	(0.25)%	(0.22)%
Net Fund Operating Expenses	1.36%		1.26%		1.08%	1.08%	1.08%	1.08%

CLASS B

Management Fees	0.76%		0.70%		0.69%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
Other Expenses(3)	0.35%		0.76	%(6)	0.40%	0.37%	0.40%	0.37%
Acquired Fund Fees and Expenses(4)	0.00%		0.00%		0.00%	0.00%	0.00%	0.00%
Total Fund Operating Expenses	2.11%		2.46%		2.09%	2.05%	2.08%	2.05%
Waivers, Reimbursement, and Recoupment(5)	—		(0.45)%		(0.26)%	(0.22)%	(0.25)%	(0.22)%
Net Fund Operating Expenses	2.11%		2.01%		1.83%	1.83%	1.83%	1.83%

CLASS C

Management Fees	0.76%		0.70%		0.69%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
Other Expenses(3)	0.35%		0.76	%(6)	0.40%	0.37%	0.40%	0.37%
Acquired Fund Fees and Expenses(4)	0.00%		0.00%		0.00%	0.00%	0.00%	0.00%
Total Fund Operating Expenses	2.11%		2.46%		2.09%	2.05%	2.08%	2.05%
Waivers, Reimbursement, and Recoupment(5)	—		(0.45)%		(0.26)%	(0.22)%	(0.25)%	(0.22)%
Net Fund Operating Expenses	2.11%		2.01%		1.83%	1.83%	1.83%	1.83%

CLASS I

Management Fees	N/A		0.70%		0.69%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	N/A		None		None	None	None	None
Other Expenses(3)	N/A		0.70	%(6)	0.40%	0.37%	0.40%	0.37%
Acquired Fund Fees and Expenses(4)	N/A		0.00%		0.00%	0.00%	0.00%	0.00%
Total Fund Operating Expenses	N/A		1.40%		1.09%	1.05%	1.08%	1.05%

	Financial Services Fund	Fundamental Research Fund	Growth and Income Fund	Pro Forma (Assuming only the Financial Services Fund with and into Growth and Income Fund Reorganization was consummated)	Pro Forma (Assuming only the Fundamental Research Fund with and into Growth and Income Fund Reorganization was consummated)	Pro Forma (Assuming both Reorganizations were consummated)

Waivers, Reimbursement, and Recoupment(5)	N/A	(0.45)%	(0.26)%	(0.22)%	(0.25)%	(0.22)%
Net Fund Operating Expenses	N/A	0.95%	0.83%	0.83%	0.83%	0.83%

CLASS O(7)

Management Fees	0.76%	N/A	N/A	0.68%	N/A	0.68%
Distribution and Service (12b-1) Fees	0.25%	N/A	N/A	0.25%	N/A	0.25%
Other Expenses(3)	0.35%	N/A	N/A	0.37%	N/A	0.37%
Acquired Fund Fees and Expenses(4)	0.00%	N/A	N/A	0.00%	N/A	0.00%
Total Fund Operating Expenses	1.36%	N/A	N/A	1.30%	N/A	1.30%
Waivers, Reimbursement, and Recoupment(5)	—	N/A	N/A	(0.22)%	N/A	(0.22)%
Net Fund Operating Expenses	1.36%	N/A	N/A	1.08%	N/A	1.08%

(1)	The fiscal year end for each Fund is May 31.

(2)

ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the Distribution Fee for Class A shares of ING Financial Services Fund. The fee waiver will continue through at least October 1, 2009.  There is no guarantee that these waivers will continue after these dates.

(3)	Other expenses include an annual administration fee of 0.10% for Fundamental Research Fund and 0.08% for the Surviving Fund before and after the Reorganization(s).

(4)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly.  These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired funds in which the Funds invest.  The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular acquired funds.  The impact of these fees is shown in “Net Fund Operating Expenses.”  The amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

(5)

ING Investments has entered into a written expense limitation agreement with each of Fundamental Research Fund and Growth and Income Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years.  The expense limits for Fundamental Research Fund and Growth and Income Fund will continue through at least October 1, 2009 and October 1, 2010, respectively.  The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.

(6)	Includes 0.01% of overdraft & fixed commitment fees.

(7)

If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares and the Class O shares of Financial Services Fund will be merged into Class O shares of the Surviving Fund.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganizations for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A
Financial Services Fund(1)	$706	$1,001	$1,318	$2,213	$706	$1,001	$1,318	$2,213
Fundamental Research Fund(1)	$696	$1,039	$1,406	$2,434	$696	$1,039	$1,406	$2,434
Growth and Income Fund(1)	$679	$926	$1,219	$2,051	$679	$926	$1,219	$2,051
The Surviving Fund Pro Forma (Assuming only the Financial Services Fund with and into Growth and Income Fund Reorganization was consummated)(2)	$679	$943	$1,227	$2,034	$679	$943	$1,227	$2,034
The Surviving Fund Pro Forma (Assuming only the Fundamental Research Fund with and into Growth and Income Fund Reorganization was consummated)(2)	$679	$949	$1,239	$2,064	$679	$949	$1,239	$2,064
The Surviving Fund Pro Forma (Assuming both Reorganizations were consummated)(2)	$679	$943	$1,227	$2,034	$679	$943	$1,227	$2,034

Class B(3)
Financial Services Fund(1)	$714	$961	$1,334	$2,276	$214	$661	$1,134	$2,276
Fundamental Research Fund(1)	$704	$1,022	$1,466	$2,567	$204	$722	$1,266	$2,567
Growth and Income Fund(1)	$686	$903	$1,275	$2,186	$186	$603	$1,075	$2,186
The Surviving Fund Pro Forma (Assuming only the Financial Services Fund with and into Growth and Income Fund Reorganization was consummated)(2)	$686	$921	$1,283	$2,169	$186	$621	$1,083	$2,169
The Surviving Fund Pro Forma (Assuming only the Fundamental Research Fund with and into Growth and Income Fund Reorganization was consummated)(2)	$686	$928	$1,296	$2,198	$186	$628	$1,096	$2,198
The Surviving Fund Pro Forma (Assuming both Reorganizations were consummated)(2)	$686	$921	$1,283	$2,169	$186	$621	$1,083	$2,169

Class C
Financial Services Fund(1)	$314	$661	$1,134	$2,441	$214	$661	$1,134	$2,441
Fundamental Research Fund(1)	$304	$722	$1,266	$2,753	$204	$722	$1,266	$2,753
Growth and Income Fund(1)	$286	$603	$1,075	$2,378	$186	$603	$1,075	$2,378
The Surviving Fund Pro Forma (Assuming only the Financial Services Fund with and into Growth and Income Fund Reorganization was consummated)(2)	$286	$621	$1,083	$2,362	$186	$621	$1,083	$2,362
The Surviving Fund Pro Forma (Assuming only the Fundamental Research Fund with and into Growth and Income Fund Reorganization was consummated)(2)	$286	$628	$1,096	$2,391	$186	$628	$1,096	$2,391
The Surviving Fund Pro Forma (Assuming both Reorganizations were consummated)(2)	$286	$621	$1,083	$2,362	$186	$621	$1,083	$2,362

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class I
Fundamental Research Fund(1)	$97	$397	$719	$1,630	$97	$397	$719	$1,630
Growth and Income Fund(1)	$85	$294	$549	$1,281	$85	$294	$549	$1,281
The Surviving Fund Pro Forma (Assuming only the Fundamental Research Fund with and into Growth and Income Fund Reorganization was consummated)(2)	$85	$312	$558	$1,263	$85	$312	$558	$1,263

Class O
Financial Services Fund(1)	$138	$431	$745	$1,635	$138	$431	$745	$1,635
Growth and Income Fund(1)(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
The Surviving Fund Pro Forma (Assuming the Financial Services Fund with and into Growth and Income Fund Reorganization was consummated)(2)(4)	$110	$390	N/A	N/A	$110	$390	N/A	N/A

(1)	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

(2)	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

(3)	The ten-year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.

(4)

If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares and the Class O shares of Financial Services Fund will be merged into Class O shares of the Surviving Fund.

Portfolio Transitioning

If shareholders of a Disappearing Fund approve the Fund’s respective Reorganization with and into the Surviving Fund, ING IM, as sub-adviser to the Disappearing Fund, may sell all or a portion of the Disappearing Fund’s holdings shortly prior to the Closing Date to transition its portfolio holdings to the Surviving Fund.  The proceeds of such sales may be held in temporary investments or invested in assets that the Surviving Fund may hold or wish to hold.  After the Closing Date, ING IM, as sub-adviser to the Surviving Fund, may also sell portfolio securities that it acquired from each Disappearing Fund, and the Surviving Fund may not be immediately fully invested in accordance with its strategies.  The Disappearing Funds and the Surviving Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and ETFs, and enter into and close futures contracts or other derivative transactions.  Furthermore, such sales and purchases may be made at a disadvantageous time and would result in increased transactional costs, which are ultimately borne by shareholders, may result in the realization of taxable gains or losses for either or both Funds, and may also result in taxable distributions to their respective shareholders.  Shareholders should review the discussion in “Tax Considerations” below and consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.  During the transition period, the Disappearing Funds may not be pursuing their investment objectives and strategies, and limitations on permissible investments and investment restrictions will not apply.

With respect to the Reorganization of Financial Services Fund with and into Growth and Income Fund, management expects that all portfolio transitioning will take place prior to the Closing Date, and therefore it is anticipated that the transition costs would be borne solely by shareholders of Financial Services Fund.  In the Reorganization of Fundamental Research Fund with and into Growth and Income Fund, it is anticipated that Fundamental Research Fund’s portfolio securities would not be liquidated (unless necessary to pay for redemptions), and would remain largely intact and be transferred in-kind to Growth and Income Fund upon the consummation of the Reorganization.  Accordingly, it is expected that no substantial portfolio transition cost would be incurred as a result of this Reorganization.

Key Differences in the Rights of Each Disappearing Fund’s Shareholders and the Surviving Fund’s Shareholders

Each Disappearing Fund is organized as a separate series of ING Equity Trust, a Massachusetts business trust, which is governed by a Declaration of Trust and Bylaws.  The Surviving Fund is organized as a series of ING Series Fund, Inc., a Maryland corporation, which is governed by Articles of Incorporation and Bylaws.  Key differences in shareholders’ rights under the Disappearing Funds’ Declaration of Trust/Bylaws and the Surviving Fund’s Articles of Incorporation/Bylaws are presented below.

The Disappearing Funds	The Surviving Fund

The shareholders shall have the power to vote with respect to, among other things, the election and removal of Trustees, termination of the trust or its series, amendment to the Declaration of Trust, and merger, consolidation or sale of assets.

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term. Shareholder approval will be required for the liquidation of a particular series or class of shares if it is required under the 1940 Act or if such liquidation constitutes a transfer of assets (as defined under Maryland General Corporate Law).

In addition to shareholders, Trustees also have the power to amend the Declaration of Trust. Trustees may amend the Declaration of Trust if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to make any other changes which do not materially adversely affect the rights of shareholders. No amendment to the Declaration of Trust that would change shareholder rights, reduce the amount payable thereon upon liquidation, or diminish or eliminate any voting rights pertaining thereto may be made without the vote or consent of the holders of two-thirds of shares outstanding and entitled to vote.

The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Both shareholders and the Trustees have the power to amend the Bylaws.	The Board of Directors has the power to amend the Bylaws.

Because each Disappearing Fund is organized as a series of a Massachusetts business trust and the Surviving Fund is organized as a series of a Maryland corporation, there are some differences between the rights of shareholders of each Disappearing Fund and the Surviving Fund under state law.  Under the Maryland Code, shareholders of the Surviving Fund have no personal liability as such for the Surviving Fund’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, the Disappearing Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Disappearing Funds.  As such, shareholders of the Disappearing Funds have no personal liability for the Disappearing Funds’ acts or obligations.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreements.  Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, copies of which are attached as Appendix A-1 and Appendix A-2.

The Reorganization Agreements provide for (i) the transfer, as of the Closing Date, of all of the assets of each Disappearing Fund in exchange for shares of beneficial interest of the Surviving Fund and the assumption by the Surviving Fund of each Disappearing Fund’s known liabilities, as set forth in that Fund’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of the Surviving Fund to shareholders of each Disappearing Fund, as provided for in the Reorganization Agreements.  The Disappearing Funds will then be liquidated.  Each Reorganization is not, however, contingent on the approval or consummation of the other Reorganization.

Each Class A, Class B, Class C, Class I and Class O shareholder of each Disappearing Fund, as applicable, will hold, immediately after the Closing Date, shares of the corresponding class of the Surviving Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of each Disappearing Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of the Surviving Fund generally will not be represented by physical certificates.

Until the Closing Date, shareholders of each Disappearing Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by the Surviving Fund for the redemption of its shares.

The obligations of the Funds under each Reorganization Agreement are subject to various conditions, including approval of the shareholders of the Disappearing Fund.  Each Reorganization Agreement also requires that the respective Disappearing Fund and the Surviving Fund each takes, or causes to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by that Reorganization Agreement.  Each Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A-1 and Appendix A-2 to review the terms and conditions of each Reorganization Agreement.

Reasons for the Reorganizations

Each Reorganization is one of several reorganizations that have recently been proposed among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with greater asset bases.  Specifically, after the consummation of the Reorganizations proposed in this Proxy Statement/Prospectus, the Surviving Fund is expected to benefit from a larger asset base and the potential to take larger portfolio positions and to achieve better economies of scale.

The proposed Reorganizations were initially presented for consideration to, and were approved by, the Board of Trustees of the Disappearing Funds at a meeting held on September 11, 2008 and the Board of Directors of the Surviving Fund at a meeting held on September 25, 2008.  The Directors/Trustees of each Fund in each proposed Reorganization, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of such Fund, determined that the interests of the shareholders of such Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interest of such Fund and its shareholders.

Each Reorganization will allow shareholders of the respective Disappearing Fund to continue to participate in a professionally managed portfolio that seeks long-term growth of capital and income.

Board Considerations

The Board of the Disappearing Funds, in recommending each proposed Reorganization for each Disappearing Fund, considered a number of factors, including the following:

•

The terms and conditions of each Reorganization and the potential benefits to shareholders of each Disappearing Fund as a result of that Disappearing Fund’s Reorganization, including that as a result of such Reorganization, the Surviving Fund would have a larger asset base and should be better positioned to achieve economies of scale;

•

The plans of management to eliminate sector funds such as Financial Services Fund and to reduce overlap in funds in the ING Funds complex such as the significant overlap between Fundamental Research Fund and Growth and Income Fund;

•	The historical performance of each Disappearing Fund and the Surviving Fund in relation to their relevant benchmark indices;

•	The comparability of investment objectives, policies, restrictions, management and portfolio holdings of each Disappearing Fund and the Surviving Fund;

•	That the Disappearing Funds and the Surviving Fund have the same investment adviser and investment sub-adviser;

•

The expense ratios and information regarding fees and expenses of the Funds including that the gross and net expenses per share for the shareholders of each Disappearing Fund will be reduced after that Disappearing Fund is reorganized with and into the Surviving Fund;

•

That ING Investments (or an affiliate) will pay for a half of all expenses relating to the proposed Reorganizations, and the other half of the expenses will be shared on a pro rata basis between the two Disappearing Funds;

•

Management’s expectation that if shareholders of an Acquired Fund approves the Reorganization of the Acquired Fund with and into the Acquiring, all portfolio transitioning, if any, will take place shortly prior to the Closing Date, and that the portfolio transition cost, if any, would be borne by the Acquired Fund’s shareholders;

•

The tax consequences of the Reorganizations to the Disappearing Funds and their shareholders, including that each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and

•	That the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganizations.

The Board of the Disappearing Funds recommends that shareholders of each Disappearing Fund approve the Reorganization of that Disappearing Fund with and into the Surviving Fund.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Closing Date, each Disappearing Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

As of August 10, 2008, each of Financial Services Fund and Fundamental Research Fund and the Surviving Fund had approximately $13.2 million, $39 million, $42.3 million, respectively, in capital loss carryforwards.  $35.3 million out of Fundamental Research Fund’s $39 million in capital loss carryforwards will expire as a result of the Fund’s Reorganization.  After each Reorganization with respect to each Disappearing Fund, the losses of that Disappearing Fund generally will be available to the Surviving Fund to offset its capital gains, although a portion of the amount of these losses that may offset the Surviving Fund’s capital gains in any given year may be limited due to that Reorganization.  The ability of the Surviving Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.  In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-Reorganization shareholders of each Fund.  After the Reorganizations, however, these benefits will inure to the benefit of all post-Reorganization shareholders of the Surviving Fund.

Expenses of the Reorganizations

ING Investments (or an affiliate) will pay for a half of all expenses of the Reorganizations, and the other half of the expenses will be shared on a pro rata basis between the Disappearing Funds.  The expenses of the Reorganizations shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Disappearing Fund is organized as a separate series of ING Equity Trust, an open-end management investment company organized as a Massachusetts business trust.  ING Equity Trust is governed by a Board consisting of ten members.   For more information on the history of ING Equity Trust, see the SAIs of the Disappearing Funds.

The Surviving Fund is organized as a series of ING Series Fund, Inc., an open-end management investment company organized as a Maryland corporation.  ING Series Fund, Inc. is governed by a Board of Directors consisting of seven members.   For more information on the history of ING Series Fund, Inc., see the SAI of the Surviving Fund.

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Funds. ING Investments has overall responsibility for the management of each Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  ING Investments became an investment management firm in April 1995.

As of June 30, 2008, ING Investments managed approximately $48.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

Sub-Adviser

ING Investments has engaged ING IM as sub-adviser to each Fund to provide the day-to-day management of the Funds.  ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser with respect to each Fund.  Under the terms of the sub-advisory agreement with respect to each Fund, the agreement can be terminated by either the respective Fund’s Board of Trustees/Directors or ING Investments.  In the event that sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or ING Investments may assume day-to-day investment management of the Fund.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of June 30, 2008, ING IM managed approximately $67.5 billion in assets.  The principal office of ING IM is 230 Park Avenue, New York, New York 10169.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the Disappearing Funds’ semi-annual shareholder report, dated November 30, 2007, and the Surviving Fund’s annual report, dated May 31, 2008.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Fund’s assets and the purchase and sale of portfolio securities.

Distributor

IFD, whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.  Each Disappearing Fund pays dividends, if any, on an annual basis and the Surviving Fund pays dividends, if any, on a semi-annual basis.  Each Fund distributes capital gains, if any, on an annual basis.  Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder elects to receive distributions in cash.

If a Reorganization Agreement is approved by shareholders of the respective Disappearing Fund, then as soon as practicable before the Closing Date, the Disappearing Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following tables show on an unaudited basis the capitalization of each of the Funds as of May 31, 2008,  and the pro forma combined capitalization of the Surviving Fund under three scenarios: (i) only the Financial Services Fund was reorganized with and into Growth and Income Fund Reorganization, (ii) only the Fundamental Research Fund was reorganized with and into Growth and Income Fund Reorganization, and (iii) both Reorganizations were consummated.  The consummation of one Reorganization is not contingent on the consummation of the other Reorganization.

PRO FORMA: Proposed Reorganization of Financial Services Fund with and into Growth and Income Fund

	Financial Services Fund	Growth and Income Fund	Adjustments		Pro Forma

CLASS A
Net Assets	$166,164,598	$324,594,145	$(77,989	)(1)	$490,680,754
Net Asset Value Per Share	$16.12	$12.74			$12.74
Shares Outstanding	10,309,660	25,475,999	2,726,966	(2)	38,512,625

CLASS B
Net Assets	$13,939,560	$21,210,671	$(6,542	)(1)	$35,143,689	(1)
Net Asset Value Per Share	$15.93	$12.50			$12.50
Shares Outstanding	874,810	1,696,402	239,831	(2)	2,811,043

CLASS C
Net Assets	$4,007,467	$7,408,863	$(1,881	)(1)	$11,414,449	(1)
Net Asset Value Per Share	$15.37	$12.46			$12.46
Shares Outstanding	260,651	594,560	60,825	(2)	916,036

CLASS O(3)
Net Assets	$19,363,786	N/A	$(9,088	)(1)	$19,354,698
Net Asset Value Per Share	$15.99	N/A	—		$15.99
Shares Outstanding	1,210,672	N/A	—		1,210,672

(1)	Reflects adjustment for estimated one time merger expense.
(2)	Reflects new shares issued, net of retired shares of Financial Services Fund. Calculation: Net Assets/NAV per share.
(3)

If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares and the Class O shares of Financial Services Fund will be merged into Class O shares of the Surviving Fund.

PRO FORMA: Proposed Reorganization of Fundamental Research Fund with and into Growth and Income Fund

	Fundamental Research Fund	Growth and Income Fund	Adjustments		Pro Forma

CLASS A
Net Assets	$13,968,096	$324,594,145	$(27,954	)(1)	$338,534,287
Net Asset Value Per Share	$10.40	$12.74			$12.74
Shares Outstanding	1,343,674	25,475,999	(249,471	)(2)	26,570,202

CLASS B
Net Assets	$8,157,752	$21,210,671	$(16,326	)(1)	$29,352,097
Net Asset Value Per Share	$10.21	$12.50			$12.50
Shares Outstanding	798,920	1,696,402	(147,606	)(2)	2,347,716

CLASS C
Net Assets	$6,253,311	$7,408,863	$(12,515	)(1)	$13,649,659
Net Asset Value Per Share	$10.25	$12.46			$12.46
Shares Outstanding	610,038	594,560	(109,172	)(2)	1,095,426

CLASS I
Net Assets	$2,355	$23,461,187	$(5	)(1)	$23,463,537
Net Asset Value Per Share	$10.37	$12.79			$12.79
Shares Outstanding	227	1,834,720	(43	)(2)	1,834,904

(1)          Reflects adjustment for estimated one time merger expense.

(2)          Reflects new shares issued, net of retired shares of Financial Services Fund. Calculation: Net Assets/NAV per share.

PRO FORMA: Proposed Reorganizations of Financial Services Fund and Fundamental Research Fund with and into Growth and Income Fund

	Financial Services Fund	Fundamental Research Fund	Growth and Income Fund	Adjustments		Pro Forma

CLASS A
Net Assets	$166,164,598	$13,968,096	$324,594,145	$(118,324	)(1)	$504,608,515
Net Asset Value Per Share	$16.12	$10.40	$12.74			$12.74
Shares Outstanding	10,309,660	1,343,674	25,475,999	2,476,522	(2)	39,605,855

CLASS B
Net Assets	$13,939,560	$8,157,752	$21,210,671	$(14,515	)(1)	$43,293,468
Net Asset Value Per Share	$15.93	$10.21	$12.50			$12.50
Shares Outstanding	874,810	798,920	1,696,402	92,894	(2)	3,463,026

CLASS C
Net Assets	$4,007,467	$6,253,311	$7,408,863	$(6,740	)(1)	$17,662,901
Net Asset Value Per Share	$15.37	$10.25	$12.46			$12.46
Shares Outstanding	260,651	610,038	594,560	(47,732	)(2)	1,417,517

CLASS I
Net Assets	N/A	$2,355	$23,461,187	$(1	)(1)	$23,463,541
Net Asset Value Per Share	N/A	$10.37	$12.79			$12.79
Shares Outstanding	N/A	227	1,834,720	(43	)(2)	1,834,904

CLASS O(3)
Net Assets	$19,363,786	N/A	N/A	$(12,720	)(1)	$19,351,066
Net Asset Value Per Share	$15.99	N/A	N/A			$12.74
Shares Outstanding	1,210,672	N/A	N/A	308,250	(2)	1,518,922

(1)	Reflects adjustment for estimated one time merger expense.
(2)	Reflects new shares issued, net of retired shares of Financial Services Fund. Calculation: Net Assets/NAV per share.
(3)

If shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares and the Class O shares of Financial Services Fund will be merged into Class O shares of the Surviving Fund.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about December 8, 2008.  Shareholders of the Disappearing Funds whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  The Disappearing Funds have retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of retaining the Solicitor is $47,900.  ING Investments (or an affiliate) will pay for a half of the costs of retain the Solicitor and the other half of the costs will be shared on a pro rata basis between the two Disappearing Funds.  Shareholders of the Disappearing Funds may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the Proxy Card(s).  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-209-6995.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the respective Disappearing Fund, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of the Disappearing Funds that may be presented at the Special Meeting.

Voting Rights

As a shareholder of a Disappearing Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of a Disappearing Fund at the close of business on October 24, 2008 (the “Record Date”) will be entitled to be present and give voting instructions for that Disappearing Fund at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, your vote must be received no later than 5:00 p.m. on January 21, 2009.  As of the Record Date, the following shares of beneficial interest of the Disappearing Funds were outstanding and entitled to vote:

Financial Services Fund	Shares Outstanding
Class A
Class B
Class C
Class O
Total

Fundamental Research Fund	Shares Outstanding
Class A
Class B
Class C
Class I
Total

With respect to each Disappearing Fund’s Reorganization, approval of the Reorganization Agreement requires the affirmative vote of the lesser of (a) 67% or more of the voting securities of that Disappearing Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of that Disappearing Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of that Disappearing Fund.  The holders of a majority of outstanding shares of a Disappearing Fund present in person or by proxy shall constitute a quorum at any meeting of the shareholders of that Disappearing Fund.  A majority of the shareholders of a Disappearing Fund entitled to vote present in person or by proxy may adjourn the meeting for that Disappearing Fund (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be counted for purposes of calculating the vote on any matter.  For this reason, an abstention or broker non-vote will have the effect of a vote against the proposals.

Each Disappearing Fund expects that, before the Special Meeting, broker-dealer firms holding shares of that Disappearing Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, each Disappearing Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners.  If permitted, such broker-dealers may so vote.

[To the knowledge of ING Investments, as of October 24, 2008, the officers and Directors/Trustees beneficially owned, as a group, less than 1% of any class of each Fund.]

Appendix C hereto lists the persons that, as of October 24, 2008, owned beneficially or of record 5% or more of the outstanding shares of any class of the Funds.

Other Matters to Come Before the Special Meeting

ING Equity Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

ING Equity Trust is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by a Disappearing Fund’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card(s) is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

December 8, 2008
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

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APPENDIX A-1

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 25th day of September, 2008, by and between ING Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING Growth and Income Fund (the “Acquiring Fund”), and ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING Financial Services Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class O voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

WHEREAS, the Surviving Fund does not currently offer Class O shares; however, it has been proposed that the Agreement is subject to approval by shareholders of the Acquired Fund, and upon shareholders’ approval, the Surviving Fund will start offering Class O shares and the Class O shares of the Acquired Fund will be reorganized with and into Class O shares of the Surviving Fund.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                     TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.                              Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class O Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests

A-1-1

receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the Company, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C and Class O shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of Class A, Class B, Class C and Class O Acquiring Fund Shares to be so credited to shareholders of Class A, Class B, Class C and Class O shares of the Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B, Class C and Class O Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class O shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class O Acquiring Fund Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.                                     VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Directors.

2.2.                              The net asset value of a Class A, Class B, Class C and Class O Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Directors.

2.3.                              The number of the Class A, Class B, Class C and Class O Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class O shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

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2.4.                              All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.                                     CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be February 7, 2009 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Fund shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Fund shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class O shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                     REPRESENTATIONS AND WARRANTIES

4.1.                             Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Company as follows:

(a)                      The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

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(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)                        The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)                     All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)                     Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                         Since May 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)                      On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof,

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and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                   All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)                     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                     The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                     The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                             Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

(a)                      The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

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(d)                     The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)                        The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)                     Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                         Since May 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)                         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                      For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

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(l)            All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The Class A, Class B, Class C and Class O Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class A, Class B, Class C and Class O Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance

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with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class O Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Company’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’ election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

6.3.          The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the

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transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Trust shall have delivered to the Company a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.          The Trust shall have delivered to the Company on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

7.4.          The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the Company.

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Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The investment adviser to the Acquiring Fund (or an affiliate of the investment adviser) will pay for a half of the total expenses relating to both the proposed Reorganization and the proposed reorganization of ING Fundamental Research Fund, a separate series of the Trust, with and into the Acquiring Fund, which is scheduled concurrent with the Reorganization.  The other half of these expenses will be shared on a pro rata basis between the Acquired Fund and ING Fundamental Research Fund.  The costs of this Reorganization and the reorganization of ING Fundamental Research Fund with and into the Acquiring Fund shall include, but not be limited to, the costs associated with the preparation of necessary filings with the Commission, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before May 31, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Class O Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

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ING Series Fund, Inc.	ING Equity Trust
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.	Attn: Huey P. Falgout, Jr.

With a copy to:	With a copy to:
Goodwin Procter LLP	Dechert LLP
Exchange Place	1775 I Street, N.W.
53 State Street	Washington, D.C. 20006
Boston, MA 02109	Attn: Jeffrey S. Puretz.
Attn: Philip H. Newman

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the corporate property of the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of the Trust or the Articles of Incorporation of the Company, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING EQUITY TRUST, on behalf of its

ING Financial Services Fund series

By:	/s/ Michael J. Roland

Name:	Michael J. Roland

Title:	Executive Vice President

ING SERIES FUND, INC., on behalf of its

ING Growth and Income Fund series

By:	/s/ Todd Modic

Name:	Todd Modic

Title:	Senior Vice President

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APPENDIX A-2

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 25th day of September, 2008, by and between ING Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING Growth and Income Fund (the “Acquiring Fund”), and ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING Fundamental Research Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class I voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                     TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.2.          Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class I Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the

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Company, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C and Class I shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to shareholders of Class A, Class B, Class C and Class I shares of the Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B, Class C and Class I Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class I Acquiring Fund Shares in connection with such exchange.

1.7.          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.8.          Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.                                     VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Directors.

2.2.          The net asset value of a Class A, Class B, Class C and Class I Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Directors.

2.5.          The number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.6.          All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.                                     CLOSING AND CLOSING DATE

3.1.         The Closing Date shall be February 7, 2009 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the

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Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.          The Acquired Fund shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Fund shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class I shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                     REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Company as follows:

(a)       The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used since inception to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the

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1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)        The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since May 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends

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sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

(a)       The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

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(e)       On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since May 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)        All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring

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Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                     COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class I Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

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5.9.          The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Company’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’ election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

6.3.          The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Trust shall have delivered to the Company a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.          The Trust shall have delivered to the Company on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

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7.4.          The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

9.                                     BROKERAGE FEES AND EXPENSES

9.1.          The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The investment adviser to the Acquiring Fund (or an affiliate of the investment adviser) will pay for a half of the total expenses relating to both the proposed Reorganization and the proposed reorganization of ING Financial Services Fund, a separate series of the Trust, with and into the Acquiring Fund, which is scheduled concurrent with the

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Reorganization.  The other half of these expenses will be shared on a pro rata basis between the Acquired Fund and ING Financial Services Fund.  The costs of this Reorganization and the reorganization of ING Financial Services Fund with and into the Acquiring Fund shall include, but not be limited to, the costs associated with the preparation of necessary filings with the Commission, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                              ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                              TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before May 31, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                              AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                              NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Series Fund, Inc.

ING Equity Trust

7337 East Doubletree Ranch Road

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

Attn: Huey P. Falgout, Jr.

With a copy to:

With a copy to:

Goodwin Procter LLP

Dechert LLP

Exchange Place

1775 I Street, N.W.

53 State Street

Washington, D.C. 20006

Boston, MA 02109

Attn: Jeffrey S. Puretz.
Attn: Philip H. Newman

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14.                              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the corporate property of the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of the Trust or the Articles of Incorporation of the Company, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING EQUITY TRUST, on behalf of its

ING Fundamental Research Fund series

By:	/s/ Michael J. Roland

Name:	Michael J. Roland

Title:	Executive Vice President

ING SERIES FUND, INC., on behalf of its

ING Growth and Income Fund series

By:	/s/ Todd Modic

Name:	Todd Modic

Title:	Senior Vice President

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APPENDIX B

ADDITIONAL INFORMATION REGARDING ING GROWTH AND INCOME FUND

SHAREHOLDER GUIDE

ING Purchase OptionsTM

This Proxy Statement/Prospectus relates to five separate classes of shares: Class A, Class B, Class C, Class I and Class O of the Surviving Fund.  The Surviving Fund currently does not offer Class O shares.  However, if shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund, before the Closing Date the Surviving Fund will start offering Class O shares and the Class O shares of Financial Services Fund will be merged into Class O shares of the Surviving Fund.

As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Surviving Fund shares that will be issued to you in the Reorganization(s) will be the same as those that apply to each of shares of each of the Disappearing Funds held by you immediately prior to the Reorganization, and the period that you held shares of the Disappearing Fund(s) will be included in the holding period of the Surviving Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights.  Purchases of the shares of the Surviving Fund after the Reorganization(s) will be subject to the sales load structure and conversion rights discussed below

	Class A	Class B	Class C	Class I	Class O(1)
Maximum Initial Sales Charge on Purchases	5.75%(2)	None	None	None	None
Contingent Deferred Sales Charge (“CDSC”)	None(3)	5.00%(4)	1.00%(5)	None	None
Annual Distribution (12b-1) and Service Fees (6)	0.25%	1.00%	1.00%	None	0.25%
Maximum Purchase	Unlimited	$100,000	$1,000,000	Unlimited	Unlimited
Automatic Conversion to Class A	N/A	8 Years(7)	N/A	N/A	N/A

(1)	Class O of the Surviving Fund will be launched if shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund.

(2)	Reduced for purchases of $50,000 and over.

(3)

For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See “Class A Shares: Initial Sales Charge Alternative” on page B-3 of this
Appendix B.

(4)	Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” on page B-4 of this Appendix B.

(5)	Imposed upon redemption within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” on page B-4 of this Appendix B.

(6)	Annual asset-based distribution charge.

(7)

Class B shares of the Surviving Fund issued to shareholders of the Disappearing Fund(s) in the Reorganization(s) will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of the Disappearing Fund(s).

ING Purchase Options Among Class A, Class B and Class C

When choosing between Classes A, B and C, you should carefully consider:

•	How long you plan to hold shares of the Surviving Fund;

•	The amount of your investment;

•	The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

•	Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held.  Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 and Class C shares are not intended for purchase in excess of $1,000,000.  Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because the Surviving Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares does not exceed the maximum of $100,000 and your investment in Class C shares does not exceed $1,000,000.  The Surviving Fund cannot ensure that they will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount.  When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled.  As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts.  The Surviving Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount.  In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Surviving Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated.  The SAI of the Surviving Fund discusses specific classes of investors who may be eligible for a reduced sales charge.

Distribution and Shareholder Servicing Fees – Class A, Class B, Class C and Class O

To pay for the cost of promoting the Surviving Fund and servicing your shareholder account, Class A, Class B and Class C shares of the Surviving Fund have adopted a Rule 12b-1 plan, which requires distribution and shareholder service fees to be paid out of the assets of each class.  Class O of the Surviving Fund will be launched if shareholders of Financial Services Fund approve the Reorganization of Financial Services Fund with and into the Surviving Fund.  To pay for the cost of servicing your shareholder account, Class O shares of the Surviving Fund will adopt a Rule 12b-1 plan, which requires shareholder service fees to be paid out of the assets of Class O.  Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

How ING Compensates Intermediaries for Selling Mutual Funds

ING mutual funds, including the Surviving Fund, are distributed by the ING Funds Distributor, LLC (“Distributor”).  The Distributor is a broker-dealer that is licensed to sell securities.  The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers.  Each ING mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds.  Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority (“FINRA”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you.  The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund.  Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING.  They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

ING Investments, LLC, the Surviving Fund’s adviser (the “Adviser”), or the Distributor, out of its own resources and without additional cost to the Surviving Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Surviving Fund, including affiliates of the Adviser and the Distributor.  These amounts would be in addition to the distribution payments made by the Surviving Fund under the distribution agreements.  The payments made under these arrangements are paid by the Adviser or the Distributor.  Additionally, since the Surviving Fund is sub-advised by ING Investment Management Co. (the “Sub-Adviser”), an ING entity, ING may retain more revenue than if the Surviving Fund was sub-advised by a non-affiliated entity.  Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities.  These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; or (2) a percentage of that entity’s gross sales; or (3) some combination of these payments.  These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of a fund’s shares held by the broker-dealer’s customers or (2) 0.20% of the value of a fund’s shares sold by the broker-dealer during a particular period.  In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets.  If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling ING mutual funds, including affiliated companies.  This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns.  The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers.  Sub-advisers of an ING mutual fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds.  Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell.  What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds, as of the end of the December 31, 2007 are A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp; Charles Schwab & Co; Citigroup Global Markets; Directed Services LLC; Financial Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. (“Morgan Stanley”); Multi Financial Securities; National Financial Services Corp; Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.; Prudential Investment Management Services; Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive.  Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Sales Charge Calculation – Class A, Class B and Class C

Class A Shares: Initial Sales Charge Alternative

Class A shares of the Surviving Fund are sold subject to the following charge:

Your Investment	As a % of the Offering Price(1)	As a % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 – $99,999	4.50%	4.71%
$100,000 – $249,999	3.00%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See below

(1)                    The term “offering price” includes the front-end sales charge.

Investment of $1 Million of More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more.  However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

Your Investment	CDSC	Period During Which CDSC Applies
$1,000,000 - $2,499,999	1.00%	2 years
$2,500,000 - $4,999,999	0.50%	1 year
$5,000,000 and over	0.25%	1 year

Class B and Class C

Class B and Class C shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption.  The CDSCs are as follows:

Class B Shares: Deferred Sales Charge Alternative

Year of Redemption After Purchase	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
After Sixth Year	None

Class C: Shares Deferred Sales Charge

Years After Purchase	CDSC on Shares Being Sold
1st Year	1.00%
After 1st Year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares the Surviving Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

Sales Charge Reductions and Waivers – Class A, Class B and Class C

REDUCED OR WAIVED FRONT-END SALES CHARGES.  You may reduce the initial sales charge on a purchase of Class A shares of the Surviving Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•                  LETTER OF INTENT - lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

•                  RIGHTS OF ACCUMULATION - lets you add the value of shares of any open-end ING fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of    calculating the sales charge.

•                  COMBINATION PRIVILEGE - shares held by investors in the ING funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV.  This may be done by:

•                  REINSTATEMENT PRIVILEGE - If you sell Class A shares of the Surviving Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING fund within 90 days.  For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative, or see the SAI; or

•                  PURCHASES BY CERTAIN ACCOUNTS - Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the SAI of the Surviving Fund for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC WAIVERS.  If you notify the Transfer Agent at the time of redemption, the CDSC for each class will be waived in the following cases:

•                  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•                  For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

•                  Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account (“IRA”).

•                  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE.  If you sell Class A, Class B or Class C shares of the Surviving Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale.  Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC.  This privilege can be used only once per calendar year.  If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the SAI of the Surviving Fund for more information.

Purchase of Shares – Class A, Class B, Class C and Class I

The minimum initial investment amounts for Class A, Class B and Class C of the Surviving Fund are as follows: (i) non-retirement accounts: $1,000; (ii) retirement accounts: $250; (iii) Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month; and (iv) certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250.

The minimum initial investment amount for Class I shares of the Surviving Fund is $250,000.  Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; (vii) by other ING Funds in the ING Family of Funds; and (viii) shareholders holding Class I shares as of February 28, 2002, as long as they maintain a shareholder account.

There are no investment minimums for any subsequent purchases.  Shareholders can make investment using the methods outlined in the table below.

Method	Initial Investment	Additional Investment

By Contacting Your Investment Professional	An investment professional with an authorized firm can help you establish and maintain your account.	Visit or consult an investment professional.

By Mail

Visit or consult an investment professional. Make your check payable to the ING Funds and mail it, along with a completed Account Application. Please indicate your investment professional on the New Account Application.

Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the ING Funds and mail them to the address on the account statement.  Remember to write your account number on the check.

By Wire

Call the ING Operations Department at (800) 922-0180 and select Option 4 to obtain an account number and indicate your investment professional on the account.

Instruct your bank to wire funds to the Fund in the care of:

State Street Bank and Trust Company

ABA # 011000028

Boston, MA

credit to:                        (the Fund)

A/C #75000216; for further credit to Shareholder A/C #                          (A/C # you received over the telephone)

Shareholder Name: (Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds

P.O. Box 219368

Kansas City, MO

64121-9368

Wire the funds in the same manner described under “Initial Investment.”

More information regarding sales charges and applicable breakpoints may be found on the Surviving Fund’s website by going to www.ingfunds.com, clicking on the “Forms & Literature” link, and then using the “Shareholder Guides” link found under the “Prospectus & Reports” section and selecting the appropriate fund link.  Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

The Surviving Fund and the Distributor reserve the right to reject any purchase order.  Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.  The Surviving Fund and the Distributor reserve the right to waive minimum investment amounts.  Waiver of the minimum investment amount can increase operating expenses of the Surviving Fund.  The Surviving Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs) for Class A, Class B, Class C or $250,000 for Class I.

Purchase of Shares – Class O

ING DIRECT Securities, Inc (“ING DIRECT Securities”) and ShareBuilder Securities Corporation (“ShareBuilder Securities”) are affiliated companies and both are subsidiaries of ING DIRECT (ING Bank, fsb.). It is envisioned that by the end of 2008, ING DIRECT Securities will be merged into ShareBuilder Securities and all customers will be invited to maintain their accounts through ShareBuilder Securities.  As of June 2, 2008, all new accounts have been opened through ShareBuilder Securities.

If you are a new investor, you must open a ShareBuilder Securities brokerage account by applying online at www.sharebuilder.com.  Fees in addition to those discussed in this Prospectus may also apply.

The minimum initial investment amounts for Class O shares of the Surviving Fund are as follows: (i) non-retirement accounts: $1,000 and (ii) Retirement Accounts/Education Savings Accounts (“ESAs”): $250.  There are no investment minimums for any subsequent purchase.  If you are unable to invest at least $1,000 in the Surviving Fund ($250 for retirement accounts/ESAs) to start, you may open your account for as little as $100 and $100 per month using the Automatic Investment Plan (“AIP”). An AIP will allow you to invest regular amounts at regular intervals until you reach the required initial minimum.

The Surviving Fund, ING Funds Distributor, LLC, ShareBuilder Securities or ING DIRECT Securities reserves the right to reject any purchase order.  Please note that cash, travelers checks, third-party checks, cashiers checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Surviving Fund, ING Funds Distributor, LLC or ING DIRECT Securities reserves the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Surviving Fund. The Surviving Fund, ING Funds Distributor, LLC, ShareBuilder Securities or ING DIRECT Securities reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for retirement accounts/ESAs).

Class O shares are offered to: (i) Customers purchasing shares through ING DIRECT Securities or ShareBuilder Securities and (ii) members of such other groups as may be approved by the Board from time to time.

Shareholders can make investment using the methods outlined in the table below.

	To Open a ShareBuilder Securities Brokerage Account	To Purchase Additional Shares
Online	Complete your application online at www.sharebuilder.com.

ShareBuilder Securities

Log onto your account at www.sharebuilder.com, navigate to the Trade>Mutual Funds page and select the “Buy” option.

ING DIRECT Securities

Log into your account at www.ingdirect.com and click the “Buy” button.

By Phone		ShareBuilder Securities You may purchase additional shares by calling 1-866-590-7629. Please note that additional fees may apply for phone orders.

	To Open a ShareBuilder Securities Brokerage Account	To Purchase Additional Shares
ING DIRECT Securities You may purchase additional securities by calling 1-866-BUY FUND (866-289-3863).

By Mail	Available only to ING DIRECT Securities account holders.

Fill out the investment stub from your confirmation statement or send a letter indicating your name, account number(s), the Fund(s) in which you wish to invest and the amount you want to invest in each Fund.

Make your check payable to ING DIRECT Fund and mail to:

ING DIRECT Securities, Inc.

P.O. Box 15647

Wilmington, DE 19885-5647

Your check must be drawn on a bank located within the United States payable in U.S. dollars.

By Overnight Courier	Available only to ING DIRECT Securities account holders.	Follow the instructions above for “By Mail” but send your check and investment stub or letter to: ING DIRECT Securities, Inc. 1 South Orange Street Wilmington, DE 19801

By Electronic Funds Transfer	Available only to ING DIRECT Securities account holders.	You may also purchase additional shares by Electronic Funds Transfer by calling 1-866-BUY-FUND (866-289-3863).

By Exchange	Available only to ING DIRECT Securities account holders.	Submit a written request to the address listed above under “By Mail.” Include:

		•	Your name and account number.
		•	The name of the Fund into and out of which you wish to exchange.
		•	The amount to be exchanged and the signatures of all shareholders.

You may also exchange your shares by calling 1-866-BUY-FUND (866-289-3863). Please be prepared to provide:

		•	The Fund’s name.
		•	Your account number(s).
		•	Your Social Security number or taxpayer identification number.
		•	Your address.
		•	The amount to be exchanged.

Additionally, you may log into your account at www.ingdirect.com and click the “Exchange” button.

Class O shares are only offered through ING DIRECT Securities and ShareBuilder Securities.  More information may be found on each firm’s website by going to www.ingdirect.com or www.sharebuilder.com.  Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for those funds.

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Surviving Fund, the Distributor, or a third-party selling you the Surviving Fund must obtain the following information for each person that opens an account:

•                  Name;

•                  Date of birth (for individuals);

•                  Physical residential address (although post office boxes are still permitted for mailing); and

•                  Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE SURVIVING FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.  THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

Frequent Trading - Market Timing

The Surviving Fund is intended for long-term investment and not as short-term trading vehicles.  Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Surviving Fund.  The Surviving Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that the Surviving Fund determines not to be in the best interest of the Surviving Fund.

The Surviving Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Surviving Fund or its shareholders.  Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner.  Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs.  This in turn can have an adverse effect on Fund performance.

ING funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading.  If an event occurring after the close of a foreign market, but before the time a fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the ING funds based on such pricing discrepancies.  This is often referred to as “price arbitrage.”  Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities.  For example, if trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, ING funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage.  ING funds have adopted fair valuation policies and procedures intended to reduce the funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies.  However, to the extent that a fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of fund shares, which negatively affects long-term shareholders.

The Surviving Fund’s Board of Directors (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Surviving Fund.  Consistent with this policy, the Surviving Fund monitors trading activity.  Shareholders may make exchanges among their accounts with ING funds four (4) times each year.  All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes.  Subsequent transactions may not be effected within 30 days of the last transaction.  In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits.  On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed.  The Surviving Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if after consultation with appropriate compliance personnel they conclude that such trading is nevertheless abusive or adverse to the interests of long-term shareholders.  The Surviving Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice, depending on the needs of the Surviving Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the Surviving Fund reserves the right to take any necessary action to deter such activity.  Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Surviving Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Surviving Fund will occur.  Moreover, in enforcing such restrictions, the Surviving Fund is often required to make decisions that are inherently subjective.  The Surviving Fund strives to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.

Shareholders may invest in the Surviving Fund through omnibus account arrangements with financial intermediaries.  Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs.  Omnibus accounts generally do not identify customers’ trading activity on an individual basis.  The Surviving Fund’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Surviving Fund.

In some cases, the Surviving Fund will rely on the intermediaries’ excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Surviving Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Surviving Fund may make a determination that certain trading activity is harmful to the Surviving Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Surviving Fund may have his/her trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Retirement Plans

The Surviving Fund has available prototype qualified retirement plans for corporations and for self-employed individuals.  They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations.  State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans.  For further information, contact a Shareholder Services Representative at (800) 992-0180.  SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

How to Redeem Shares

Shares of the Surviving Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.  Under unusual circumstances, the Surviving Fund may suspend the right of redemption as allowed by federal securities laws.

Redemption of Class A, Class B, Class C and Class I Shares

You may redeem shares by using the methods outlined in the table below.

Method	Procedures
By Contacting Your Investment Professional

You may redeem shares by contacting your investment professional. Investment professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

ING Funds

P.O. Box 219368

Kansas City, MO 64121-9368

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone—Expedited Redemption

You may redeem shares by telephone on all accounts other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan – Class A, Class B, Class C and Class I

You may elect to make periodic withdrawals from your Class A, Class B, Class C and Class I account on a regular basis.  Your Class A, Class B or Class C account must have a current value of at least $10,000 and minimum withdrawal amount is $100.  Your Class I account must have a current value of at least $250,000 and minimum withdrawal amount is $1,000.  You may choose from monthly, quarterly, semi-annual or annual payments.  For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI of the Surviving Fund.

Payments – Class A, Class B, Class C and Class I

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order.  The Surviving Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the Security and Exchange Commission (the “SEC”).  When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Surviving Fund will not release the proceeds until your purchase payment clears.  This may take up to 15 days or more.  To reduce such delay, purchases should be made by bank wire or federal funds.

The Surviving Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Surviving Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price.  In such case, the Surviving Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.  An investor may incur brokerage costs in converting such securities to cash.

Redemption of Class O Shares

The methods of selling shares are different between ShareBuilder Securities and ING DIRECT Securities. To redeem all or a portion of the shares in your account, you should submit a redemption request as described below.

Redemption requests for ShareBuilder Securities account holders may be made in any amount online or by telephone. Please visit www.sharebuilder.com for specific instructions on how to sell shares and disburse proceeds. Redemption requests for ING DIRECT Securities account holders may be made in writing, online, or, in amounts up to $100,000, by telephone. A medallion signature guarantee may be required if the amount of the redemption request is over $100,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which participates in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that a notary public cannot provide signature guarantees.

Once your redemption request is received in good order as described below, the Surviving Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect the Surviving Fund, it may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of the Surviving Fund shortly after purchasing them, the Surviving Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

The Surviving Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payments in cash unwise, the Surviving Fund may make payments wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Surviving Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Online

ShareBuilder Securities

Log into your account at www.sharebuilder.com, navigate to the Trade > Mutual Funds page and select the “Sell” option

ING DIRECT Securities

Log in to your account at www.ingdirect.com and click the “Sell” button.

For IRA accounts, please submit a Redemption Form by fax to 1-866-327-4592 before 2 p.m. EST. The form may also be mailed to the address above. It is available for download at www.ingdirect.com

Redemption by Telephone

ShareBuilder Securities

You may redeem shares by calling 1-866-590-7629. Please note that additional fees may apply for phone orders.

ING DIRECT Securities

Call 1-866-BUY FUND (866-289-3863). Please be prepared to provide your account number, account name and the amount of the redemption, which must be no more than $100,000.

REDEMPTIONS BY MAIL (AVAILABLE TO ING DIRECT SECURITIES ACCOUNT HOLDERS ONLY.)	You may redeem shares you own in the Fund by sending written instructions to: ING DIRECT SECURITIES, INC. P.O. Box 15647 Wilmington, DE 19885-5647 Your instructions should identify:
	•	The Fund’s name
	•	The number of shares or dollar amount to be redeemed
	•	Your name and account number

Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered, and, if necessary, accompanied by a medallion signature guarantee(s).

Net Asset Value

The NAV per share for each class of the Surviving Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Surviving Fund is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on all national holidays and Good Friday.  Fund shares will not be priced on those days.  The NAV per share of each class of the Surviving Fund is calculated by taking the value of the Surviving Fund’s assets attributable to that class, subtracting the Surviving Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Surviving Fund will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Surviving Fund’s NAV is not calculated.  As a result, the NAV of the Surviving Fund may change on days when shareholders will not be able to purchase or redeem the Surviving Fund’s shares.

When market quotations are not available or are deemed unreliable, the Surviving Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Surviving Fund’s Board of Directors.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Surviving Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Surviving Fund’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  The Adviser makes such determinations in good faith in accordance with procedures adopted by the Surviving Fund’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Surviving Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Surviving Fund determines its NAV per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge.  When you sell shares, you receive the NAV minus any applicable CDSC.  Exchange orders are effected at NAV.

Execution of Requests – Class A, Class B, Class C and Class I

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor.  A purchase order will be deemed to be in proper form when all of the required steps set forth above under “How to Purchase Shares” have been completed.  If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion.  If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day.  For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account.  You may rely on these confirmations in lieu of certificates as evidence of your ownership.  Certificates representing shares of the Surviving Fund will not be issued unless you request them in writing.

Telephone Orders – Class A, Class B, Class C and Class I

The Surviving Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.  The Surviving Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine.  These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions.  If the Surviving Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of an ING fund for shares of the same class of any other ING fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge.  However, for Class A shares of ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another fund.  Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING fund into which they are being exchanged.  Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited.  ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional.  To provide a measure of liquidity, the ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares.  If more than 5% of ING Senior Income Fund’s common  shares are tendered, you may not be able to completely liquidate your holdings in any one month.  You also would not have liquidity between these monthly repurchase dates.  Investors exercising the exchange privilege into ING

Senior Income Fund should carefully review the prospectus of that fund.  Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Surviving Fund available in this Proxy Statement/Prospectus, the Distributor offers many other funds.  Shareholders exercising the exchange privilege with any ING fund should carefully review the prospectus of that fund before exchanging their shares.  Investors may obtain a copy of a prospectus of any ING fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.  The Surviving Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.

CDSC on Exchange Into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Surviving Fund described in this Proxy Statement/Prospectus into ING Senior Income Fund.  However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by the Surviving Fund, the Surviving Fund’s CDSC will apply.  After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Surviving Fund.

Systematic Exchange Privilege – Class A, Class B and Class C

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING fund, except for ING Corporate Leaders Trust Fund.  This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Small Accounts – Class A, Class B, Class C and Class I

Due to the relatively high cost of handling small investments, the Surviving Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum.  Before the Surviving Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed.  Your account will not be closed if its drop in value is due to Fund performance.

Account Access – Class A, Class B, Class C and Class I

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1.  Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

Online and Telephone Exchange and/or Redemption Privileges For Class O Shares (ING DIRECT Securities Account Holders Only)

You automatically receive online and telephone exchange and redemption privileges when you establish your account. If you do not want these privileges, you may call 1-866-BUY-FUND (866-289-3863) to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Online and telephone redemption requests will be accepted for amounts less than $100,000. Online and telephone redemption requests may not be accepted if you:

•                  Have submitted a change of address within the preceding 15 calendar days.

•                  Are selling shares in a retirement plan account held in a trust.

You may make account inquiry requests, purchases, or redemptions online at: www.ingdirect.com.

The Surviving Fund reserves the right to amend online and telephone exchange and redemption privileges at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Surviving Fund believes it is advisable to do so.

Additional Services for Class O Shares

The Surviving Fund offers the following additional investor services for Class O shares.  The Surviving Fund reserves the right to terminate or amend these services at any time.  For all of the services, certain terms and conditions apply. See the SAI or call ShareBuilder Securities at 866-590-7629 or ING DIRECT Securities at 1-866-BUY-FUND (866-289-3863).

•                  AUTOMATIC INVESTMENT.  You can make automatic investments in any Fund.

•                  TDD SERVICE (ING DIRECT SECURITIES ACCOUNT HOLDERS ONLY).  Telecommunication Device for the Deaf (“TDD”) services are offered for hearing impaired investors. The dedicated number for this service is 1-800-688-4889.

•                  TAX-DEFERRED RETIREMENT PLANS.  The Surviving Fund may be used for investment by individual retirement accounts (“IRAs”), including Roth IRAs.

For ShareBuilder Securities Account Holders, purchases made in connection with IRA accounts may be subject to additional fees. Please visit www.sharebuilder.com to access the current pricing schedule.

For ING DIRECT Securities account holders, purchases made in connection with IRA accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for individual retirement accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted.

•                  EDUCATION SAVINGS ACCOUNTS (“ESAS”) (SHAREBUILDER SECURITIES ACCOUNT HOLDERS ONLY).  The Surviving Fund may be used for investment in ESAs. Please see the ShareBuilder Securities account documents or www.sharebuilder.com for details on the fees associated with these accounts.

Privacy Policy

The Surviving Fund has adopted a policy concerning investor privacy.  To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Proxy Statement/Prospectus.

Householding

To reduce expenses, we may mail only one copy of the Surviving Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts.  If you are a Class A, Class B, Class C or Class I shareholder and wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional.  For Class O shareholders who wish to receive individual copies of these documents, please call ShareBuilder Securities at 1-800-747-2537 or ING DIRECT Securities at 1-866-BUY-FUND (866-289-3863) or speak to your investment professional.  We will begin sending you individual copies thirty days after receiving your request.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Surviving Fund’s portfolio securities is available in the SAI of the Surviving Fund.  The Surviving Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter.

The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Surviving Fund will post the quarter ending June 30 holdings on August 1).  The Surviving Fund’s portfolio holdings schedule will, at a minimum, remain available on the Surviving Fund’s website until the Surviving Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Surviving Fund’s website is located at www.ingfunds.com.

Management of the Surviving Fund

Adviser

ING Investments, LLC (as previously defined, the “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Surviving Fund.  ING Investments has overall responsibility for the management of the Surviving Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for the Surviving Fund.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly-owned subsidiary of ING Groep.  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  ING Investments became an investment management firm in April 1995.

As of June 30, 2008, ING Investments managed approximately $48.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Surviving Fund.  For the fiscal year ended May 31, 2008, the Surviving Fund paid ING Investments the aggregate annual management fees of 0.69% as of the Surviving Fund’s average daily net assets.

Sub-Adviser

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Surviving Fund’s portfolio.  The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles.  ING Investments is responsible for monitoring the investment program and performance of each sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Surviving Fund’s Board of Directors.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Surviving Fund.

ING Investments acts as a “manager-of-managers” for the Surviving Fund.  ING Investments delegates to the sub-Adviser of the Surviving Fund the responsibility for investment management subject to ING Investments oversight.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Surviving Fund. From time to time, ING Investments may recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Surviving Fund’s Board.  It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities.  The Surviving Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Surviving Fund’s Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Surviving Fund’s shareholders.  The Surviving Fund will notify shareholders of any change in the identity of a sub-adviser of the Surviving Fund or the addition of a sub-adviser to the Surviving Fund.  In this event, the name of the Surviving Fund and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING Investments or the Surviving Fund’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Surviving Fund.

ING Investment Management Co. (“ING IM” or as previously defined, the “Sub-Adviser”), a Connecticut corporation, serves as the Sub-Adviser to the Surviving Fund.  ING IM is responsible for managing the assets of the

Surviving Fund in accordance with the Surviving Fund’s investment objective and policies, subject to oversight by ING Investments and the Surviving Fund’s Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of June 30, 2008, ING IM managed approximately $67.5 billion in assets.  The principal office of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Surviving Fund:

Christopher F. Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has co-managed the Surviving Fund since 2006 and solely managed the Surviving Fund since December 2007. Mr. Corapi joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002.  He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

The Surviving Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Surviving Fund.

Dividends, Distributions and Taxes

The Surviving Fund generally distributes most or all of their net earnings in the form of dividends and capital gain distributions.  The Surviving Fund pays dividends, if any, on a semi-annual basis and distributes capital gains, if any, on an annual basis.  Dividends and distributions of the Surviving Fund are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder elects to receive distributions in cash.

Unless you instruct the Surviving Fund to pay you dividends in cash, dividends and distributions paid by the Surviving Fund will be reinvested in additional shares of the Surviving Fund.  You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Surviving Fund invested in another ING fund that offers the same class of shares.

The following information is meant as a general summary for U.S. shareholders.  Please see the Surviving Fund’s SAI for additional information.  You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Surviving Fund.

The Surviving Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year.  Although the Surviving Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.  A particular distribution generally will be taxable as either ordinary income or long-term capital gains.  Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares.  For example, if the Surviving Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.  Dividends attributable to interest income are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.  Although, these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Surviving Fund.

The following are guidelines for how certain distributions by the Surviving Fund are generally taxed to individual taxpayers:

•                  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•                  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•                  A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•                  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•                  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through 2010.  In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends declared by the Surviving Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.  You will receive an annual statement summarizing your dividend and capital gains distributions.  If you buy shares of the Surviving Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account.  These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares.  You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares.  If you exchange shares, you may be treated as if you sold them.  If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Surviving Fund.  Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.  Additionally, any loss realized on a sale, redemption or exchange of shares of the Surviving Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Surviving Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Surviving Fund.  If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.  You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Surviving Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Surviving Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against your U.S. federal income tax liability.

Please see the Surviving Fund’s SAI for further information regarding tax matters.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Growth and Income Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.  ING Growth and Income Fund currently does not offer Class O shares, and therefore there is no financial information for Class O shares.

	Class A
	Year Ended May 31,
	2008		2007		2006		2005	2004
Per Share Operating Performance:
Net asset value, beginning of year	$13.46		11.05		10.15		9.38	8.12
Income (loss) from investment operations:
Net investment income	$0.15	*	0.12		0.19	*	0.17	0.06
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and written options	$(0.78)		2.46		0.89		0.80	1.22
Total from investment operations	$(0.63)		2.58		1.08		0.97	1.28
Less distributions from:
Net investment income	$0.09		0.17		0.18		0.20	0.02
Total distributions	$0.09		0.17		0.18		0.20	0.02
Net asset value, end of year	$12.74		13.46		11.05		10.15	9.38
Total Return(1)%	(4.69)		23.65		10.76		10.47	15.77
Ratios and Supplemental Data:
Net assets, end of year (000s)	$324,594		58,025		50,656		55,672	58,263
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture %	1.34		1.25		1.27		1.24	1.15
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.11	†	1.25	†	1.27		1.24	1.15
Net expenses after expense waiver and brokerage commission recapture(2)%	1.11	†	1.25	†	1.27		1.23	1.15
Net investment income after expense waiver and brokerage commission recapture(2)%	1.18	†	0.98	†	1.84		1.64	0.71
Portfolio turnover rate %	221		181		23		31	213

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.

(2)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

	Class B
	Year Ended May 31,
	2008		2007		2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of year	$13.24		10.87		10.00	9.24	8.03
Income (loss) from investment operations:
Net investment income	$0.05	*	0.02		0.11	0.07	0.01
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and written options	$(0.77)		2.44		0.87	0.81	1.20
Total from investment operations	$(0.72)		2.46		0.98	0.88	1.21
Less distributions from:
Net investment income	$0.02		0.09		0.11	0.12	—
Total distributions	$0.02		0.09		0.11	0.12	—
Net asset value, end of year	$12.50		13.24		10.87	10.00	9.24
Total Return(1)%	(5.47)		22.76		9.89	9.62	15.07
Ratios and Supplemental Data:
Net assets, end of year (000s)	$21,211		11,837		8,700	7,796	4,192
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture %	2.09		2.00		2.02	1.99	1.90
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.90	†	2.00	†	2.02	1.99	1.90
Net expenses after expense waiver and brokerage commission recapture(2)%	1.90	†	2.00	†	2.02	1.98	1.90
Net investment income after expense waiver and brokerage commission recapture(2)%	0.40	†	0.21	†	1.07	0.87	0.20
Portfolio turnover rate %	221		181		23	31	213

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.

(2)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

	Class C
	Year Ended May 31,
	2008		2007		2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of year	$13.20		10.84		9.96	9.20	8.00
Income (loss) from investment operations:
Net investment income (loss)	$0.05	*	0.02		0.12	0.07	(0.00	)**
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and written options	$(0.76)		2.43		0.86	0.80	1.20
Total from investment operations	$(0.71)		2.45		0.98	0.87	1.20
Less distributions from:
Net investment income	$0.03		0.09		0.10	0.11	—
Total distributions	$0.03		0.09		0.10	0.11	—
Net asset value, end of year	$12.46		13.20		10.84	9.96	9.20
Total Return(1)%	(5.42)		22.72		9.93	9.55	15.00
Ratios and Supplemental Data:
Net assets, end of year (000s)	$7,409		2,767		1,925	2,035	1,283
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture %	2.09		2.00		2.02	1.99	1.90
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.89	†	2.00	†	2.02	1.99	1.90
Net expenses after expense waiver and brokerage commission recapture(2)%	1.89	†	2.00	†	2.02	1.98	1.90
Net investment income (loss) after expense waiver and brokerage commission recapture(2)%	0.39	†	0.21	†	1.07	0.89	(0.02)
Portfolio turnover rate %	221		181		23	31	213

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.

(2)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

	Class I
	Year Ended May 31,
	2008		2007		2006		2005	2004
Per Share Operating Performance:
Net asset value, beginning of year	$13.50		11.08		10.18		9.42	8.15
Income (loss) from investment operations:
Net investment income	$0.17		0.15	*	0.22	*	0.20	0.10	*
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and written options	$(0.77)		2.47		0.89		0.79	1.21
Total from investment operations	$(0.60)		2.62		1.11		0.99	1.31
Less distributions from:
Net investment income	$0.11		0.20		0.21		0.23	0.04
Total distributions	$0.11		0.20		0.21		0.23	0.04
Net asset value, end of year	$12.79		13.50		11.08		10.18	9.42
Total Return(1)%	(4.45)		23.98		11.01		10.72	16.10
Ratios and Supplemental Data:
Net assets, end of year (000s)	$23,461		25,407		30,487		41,923	51,609
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture %	1.09		1.00		1.02		0.99	0.90
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	0.95	†	1.00	†	1.02		0.99	0.90
Net expenses after expense waiver and brokerage commission recapture(2)%	0.95	†	1.00	†	1.02		0.98	0.90
Net investment income after expense waiver and brokerage commission recapture(2)%	1.33	†	1.25	†	2.08		1.89	0.95
Portfolio turnover rate %	221		181		23		31	213

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.

(2)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

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APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of October 24, 2008:

ING Financial Services Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING Fundamental Research Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING Growth and Income Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on October 24, 2008.

C-1

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free 1-888-221-0697 and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 22, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Financial Services Fund

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on January 22, 2009 at 10:00 a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Financial Services Fund, and ING Series Fund, Inc., on behalf of ING Growth and Income Fund, providing for the reorganization of ING Financial Services Fund with and into ING Growth and Income Fund.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free 1-888-221-0697 and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 22, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Fundamental Research Fund

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on January 22, 2009 at 10:00 a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.

To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Fundamental Research Fund, and ING Series Fund, Inc., on behalf of ING Growth and Income Fund, providing for the reorganization of ING Fundamental Research Fund with and into ING Growth and Income Fund.

	For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING SERIES FUND, INC.

Statement of Additional Information

December 8, 2008

Acquisition of the Assets and Liabilities of Each of:	By and in Exchange for Shares of:

ING Financial Services Fund	ING Growth and Income Fund
ING Fundamental Research Fund	(A Series of ING Series Fund, Inc.)
(Each a Series of ING Equity Trust)	7337 East Doubletree Ranch Road
7337 East Doubletree Ranch Road	Scottsdale, Arizona 85258-2034
Scottsdale, Arizona 85258-2034

This Statement of Additional Information (“SAI”) of ING Series Fund, Inc. is available to the shareholders of ING Financial Services Fund and ING Fundamental Research Fund in connection with proposed transactions whereby all of the assets and known liabilities of ING Financial Services Fund and ING Fundamental Research Fund will be transferred to ING Growth and Income Fund in exchange for shares of ING Growth and Income Fund.

This SAI consists of: (i) this cover page; (ii) Additional Information about Class O shares of ING Growth and Income Fund, (iii) the accompanying Pro Forma Financial Statements; (iv) the Portfolio Managers’ Report for ING Growth and Income Fund; and (v) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.               The SAI for ING Financial Services Fund and ING Fundamental Research Fund dated September 30, 2008, as filed on September 2008, 2008 (File No. 333-56881).

2.               The SAI for ING Growth and Income Fund dated September 30, 2008, as filed on September 30, 2008 (File No. 033-41694);

3.               The Financial Statements of ING Financial Services Fund and ING Fundamental Research Fund which are included in the Annual Report dated May 31, 2008, as filed on August 7, 2008 and the Semi-Annual Report, dated November 30, 2007, as filed on February 7, 2008 (File No. 811-08817); and

4.               The Financial Statements of ING Growth and Income Fund which are included in the Annual Report dated May 31, 2008, as filed on August 7, 2008 and the Semi-Annual Report, dated November 30, 2007, as filed on February 7, 2008 (File No. 811-06352).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated December 8, 2008, relating to the Reorganizations of the Disappearing Funds may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

Additional Information About Class O Shares of
ING Growth and Income Fund

(A Series of ING Series Fund, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(800) 922-0180

This SAI accompanies a combined proxy statement and prospectus (“Proxy Statement/Prospectus”) dated December 8, 2008, as filed on Form N-14 with the U.S. Securities and Exchange Commission (“SEC”) (File No. [333-      ]).  The Proxy Statement/Prospectus is being furnished to shareholders of ING Financial Services Fund and ING Fundamental Research Fund, each a separate series of ING Equity Trust (collectively, the “Disappearing Funds”), in connection with a special meeting of shareholders of the Disappearing Funds (the “Special Meeting”) to be held on January 22, 2009.  As more fully described in the Proxy Statement/Prospectus, at the Special Meeting, shareholders of the Disappearing Funds will be asked to approve the proposed reorganizations of each of the Disappearing Funds with and into ING Growth and Income Fund (the “Fund”), a series of ING Series Fund, Inc.  If shareholders of ING Financial Services Fund approve the reorganization of ING Financial Services Fund with and into the Fund, upon the closing of such reorganization, each owner of Class A, Class B, Class C and Class O shares of ING Financial Services Fund would become a shareholder of the corresponding class of shares of the Fund.  The Fund does not currently offer Class O shares; however, before the closing of the reorganization of ING Financial Services Fund with and into the Fund, the Fund will complete the registration of Class O shares pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and start offering these shares.

This SAI includes additional information about Class O shares of the Fund.  It expands on the information regarding Class O shares of the Fund contained in the Proxy Statement/Prospectus and any supplements thereto.  The Proxy Statement/Prospectus provides basic information about the Fund’s Class O shares.  The Proxy Statement/Prospectus may be obtained without charge by contacting the Fund at the address and phone number written above.  This SAI is not a prospectus, but is incorporated by reference in, and should be read in conjunction with, the Proxy Statement/Prospectus.  Terms used in this SAI have the same meaning as in the Proxy Statement/Prospectus, and some additional terms are defined particularly for this SAI.

The Fund’s financial statements and the independent registered public accounting firm’s report thereon included in the annual shareholder report dated May 31, 2008 are incorporated herein by reference.  Copies of the Fund’s annual or semi-annual shareholder reports (when available) may be obtained upon request and without charge by contacting the Fund at the address and phone number written above.  Upon the closing of the reorganization of ING Financial Services Fund with and into the Fund, shareholders of new Class O shares of the Fund will also receive a new prospectus, and may obtain a new SAI, for the Fund’s Class O shares.

Incorporation by Reference

General information about the Fund can be found in the Fund’s SAI dated September 30, 2008, as filed with the SEC on September 30, 2008 (File No. 033-41694), which is incorporated herein by reference.  This SAI only provides additional information specific to the Fund’s Class O shares.

Offering of Class O Shares of the Fund

The Fund does not currently offer Class O shares.  It is anticipated that upon shareholder approval, and prior to the closing, of the reorganization of ING Financial Services Fund with and into the Fund, the Fund will start offering Class O shares.

Rule 12b-1 Plan

Prior to the offering of Class O shares, Class O of the Fund will be added to ING Series Fund, Inc.’s current Amended and Restated Shareholder Services Plan for Class O (12b-1 Plan).  ING Funds Distributor, LLC, the Fund’s distributor (the “Distributor”), will be paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class O shares of the Fund.  This servicing fee may be used by the Distributor to compensate ING Direct Securities, Inc. (“ING DIRECT”) for servicing and maintaining shareholder accounts.  Additional cash payments may be made by the Distributor to ING Direct for providing shareholder servicing services. Under this arrangement, the Distributor may pay ING DIRECT an additional 15% of the average daily net assets of the Class O shares of the Fund above the 25% discussed above.

Purchase and Redemption of Shares

A complete description of the manner in which Class O shares may be purchased, redeemed or exchanged appears in Appendix B to the Proxy Statement/Prospectus.  Class O shares are purchased and redeemed at the applicable net asset value next determined after a purchase or redemption order is received, as described in the Proxy Statement/Prospectus.

Performance

The Fund currently does not offer Class O shares, and therefore there is no performance information for Class O shares.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of each of ING Financial Services Fund and ING Fundamental Research Fund will be transferred to ING Growth and Income Fund (each, a “Fund” and collectively, the “Funds”), in exchange for shares of ING Growth and Income Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming both Reorganizations are consummated, as of May 31, 2008.  The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund.  The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund.  The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2008

	ING	ING	ING
	Financial	Fundamental	Growth and Income	Pro Forma		Pro Forma
	Services Fund	Research Fund	Fund	Adjustments		Combined
ASSETS:
Investments in securities at value+*	$193,233,233	$28,455,796	$370,693,941			$592,382,970
Short-term investments in affiliates at amortized cost	8,900,000	400,000	6,800,000			16,100,000
Short-term investments at amortized cost	805,000	148,000	17,879,000			18,832,000
Cash	26,672	897	7,033			34,602
Cash collateral for futures	—	—	43,200			43,200
Foreign currencies at value**	78,819	146	49,414			128,379
Receivables:
Investment securities sold	3,710,426	298,903	3,724,574			7,733,903
Fund shares sold	350,584	487	47,313			398,384
Dividends and interest	328,353	44,818	595,143			968,314
Variation margin	—	—	1,396			1,396
Prepaid expenses	29,063	24,615	39,708			93,386
Reimbursement due from manager	—	21,786	236,838			258,624
Total assets	207,462,150	29,395,448	400,117,560			636,975,158

LIABILITIES:
Payable for investment securities purchased	3,411,497	446,639	5,521,586			9,379,722
Payable upon receipt of securities loaned	—	—	16,928,000			16,928,000
Payable for fund shares redeemed	220,016	482,105	337,537			1,039,658
Payable to affiliates	190,868	35,198	335,147			561,213
Payable for trustee fees	7,635	1,130	22,192			30,957
Other accrued expenses and liabilities	156,723	48,862	298,232	152,300	(C)	656,117
Total liabilities	3,986,739	1,013,934	23,442,694	152,300		28,595,667
NET ASSETS	$203,475,411	$28,381,514	$376,674,866	$(152,300)		$608,379,491

NET ASSETS CONSIST OF:
Paid-in capital	$209,038,169	$64,854,709	$378,266,207			$652,159,085
Undistributed net investment income	1,125,999	36,259	1,435,554	(152,300	) (C)	2,445,512
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, and written options	1,193,757	(38,633,107)	(34,366,726)			(71,806,076)
Net unrealized appreciation or depreciation of investments, foreign currency related transactions, and futures	(7,882,514)	2,123,653	31,339,831			25,580,970
NET ASSETS	$203,475,411	$28,381,514	$376,674,866	$(152,300)		$608,379,491

+Including securities on loan at value	$—	$—	$16,672,357			$16,672,357
*Cost of investments in securities	$201,114,298	$26,331,802	$339,393,366			$566,839,466
** Cost of foreign currencies	$80,223	$137	$49,407			$129,767

Class A:
Net Assets	$166,164,598	$13,968,096	$324,594,145	$(118,324	) (C)	$504,608,515
Shares authorized	unlimited	unlimited	100,000,000			100,000,000
Par value	$0.01	$0.01	$0.001			$0.001
Shares outstanding	10,309,660	1,343,674	25,475,999	2,476,522	(D)	39,605,855
Net asset value and redemption price per share	$16.12	$10.40	$12.74			$12.74
Maximum offering price per share (A)	$17.10	$11.03	$13.52			$13.52

Class B:
Net Assets	$13,939,560	$8,157,752	$21,210,671	$(14,515	) (C)	$43,293,468
Shares authorized	unlimited	unlimited	100,000,000			100,000,000
Par value	$0.01	$0.01	$0.001			$0.001
Shares outstanding	874,810	798,920	1,696,402	92,894	(D)	3,463,026
Net asset value and redemption price per share (B)	$15.93	$10.21	$12.50			$12.50

Class C:
Net Assets	$4,007,467	$6,253,311	$7,408,863	$(6,740	) (C)	$17,662,901
Shares authorized	unlimited	unlimited	100,000,000			100,000,000
Par value	$0.01	$0.01	$0.001			$0.001
Shares outstanding	260,651	610,038	594,560	(47,732	) (D)	1,417,517
Net asset value and redemption price per share (B)	$15.37	$10.25	$12.46			$12.46

Class I:
Net Assets	n/a	$2,355	$23,461,187	$(1	) (C)	$23,463,541
Shares authorized	n/a	unlimited	100,000,000			100,000,000
Par value	n/a	$0.01	$0.001			$0.001
Shares outstanding	n/a	227	1,834,720	(43	) (D)	1,834,904
Net asset value and redemption price per share	n/a	$10.37	$12.79			$12.79

Class O:
Net Assets	$19,363,786	n/a	n/a	$(12,720	) (C)	$19,351,066
Shares authorized	unlimited	n/a	n/a			100,000,000
Par value	$0.01	n/a	n/a			$0.001
Shares outstanding	1,210,672	n/a	n/a	308,250	(D)	1,518,922
Net asset value and redemption price per share	$15.99	n/a	n/a			$12.74

(A)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(B)	Redmption price per share may be reduced for any applicable deferred sales charges.
(C)	Reflects adjustment for estimated one time merger expenses (See Note 4 in Notes to Unaudited Pro Forma Adjustments).
(D)	Reflects new shares issued, net of retired shares of ING Financial Services & ING Fundamental Research Funds. Calculation: Net Assets ÷ NAV per share)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2008

	ING	ING	ING
	Financial	Fundamental	Growth and Income	Pro Forma		Pro Forma
	Services Fund	Research Fund	Fund	Adjustments		Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$6,460,615	$599,614	$5,742,162			$12,802,391
Interest	25,655	7,083	48,090			80,828
Securities lending income	—	—	62,940			62,940
Total investment income	6,486,270	606,697	5,853,192	—		12,946,159

EXPENSES:
Investment management fees	1,835,766	234,752	1,752,521	(206,669	) (A)	3,616,370
Distribution and service fees:
Class A	697,749	35,174	520,033	(199,361	) (A)	1,053,595
Class B	214,163	122,855	179,161			516,179
Class C	18,809	71,784	54,113			144,706
Class O	49,860	—	—			49,860
Transfer agent fees	425,815	53,017	187,730	(191,531	) (B)	475,031
Administrative service fees	7,964	33,535	204,551	179,405	(A)	425,455
Shareholder reporting expense	269,964	59,315	370,675	(131,710	) (B)	568,244
Registration fees	57,927	53,203	53,266	(44,455	) (B)	119,941
Professional fees	44,008	22,435	145,231	(26,577	) (B)	185,097
Custody and accounting expense	36,540	20,019	43,838	(22,625	) (B)	77,772
Directors fees	8,861	732	16,046			25,639
Offering expense	—	—	—			—
Interest expense	—	—	207			207
Miscellaneous expense	17,915	11,424	10,561	(11,737	) (B)	28,163
Total expenses	3,685,341	718,245	3,537,933	(655,259)		7,286,260
Less:
Net waived and reimbursed/recouped fees	(203,800)	(151,046)	(563,299)	(251,857)		(170,002)
Brokerage commission recapture	(341)	—	—	—		(341)
Net expenses	3,481,200	567,199	2,974,634	(907,116)		6,115,917
Net investment income (loss)	3,005,070	39,498	2,878,558	907,116		6,830,242

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND WRITTEN OPTIONS:
Net realized gain on:
Investments	9,634,846	(101,879)	(2,824,696)			6,708,271
Foreign currency related transactions	4,087	(66)	(2,500)			1,521
Futures	—	(73,183)	(334,531)			(407,714)
Written options	—	—	71,819			71,819
Net realized gain (loss) on investments, foreign currency related transactions, futures, and written options	9,638,933	(175,128)	(3,089,908)			6,373,897
Net change in unrealized appreciation or depreciation on:
Investments	(81,491,718)	(2,436,238)	(12,008,894)			(95,936,850)
Foreign currency related transactions	(1,449)	(341)	(4,270)			(6,060)
Futures	—	35	(63,099)			(63,064)
Written options	—	—	462			462
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and written options	(81,493,167)	(2,436,544)	(12,075,801)			(96,005,512)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and written options	(71,854,234)	(2,611,672)	(15,165,709)			(89,631,615)
Increase in net assets resulting from operations	$(68,849,164)	$(2,572,174)	$(12,287,151)	$907,116		$(82,641,827)

* Foreign taxes withheld	$11,221	$7,953	$49,778	$—	$68,952
(1) Dividends from affiliates	$239,627	$26,475	$346,948	$—	$613,050

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Reflects adjustment in expenses due to elimination of duplicative services.

See Accompanying Notes to Financial Statements

Portfolios of Investments as of May 31, 2008 (UNAUDITED):

				Pro Forma (Unaudited)							Pro Forma (Unaudited)
ING Financial Services Fund	ING Fundamental Research Fund	ING Growth and Income Fund	Adjustments	ING Growth and Income Fund			ING Financial Services Fund	ING Fundamental Research Fund	ING Growth and Income Fund	Adjustments	ING Growth and Income Fund
		Shares							Value

COMMON STOCK: 96.5%
						Aerospace/Defense: 1.2%
—	2,700	40,500	20,788	63,988		Lockheed Martin Corp.	$—	$295,488	$4,432,320	$2,275,035	$7,002,843
							—	295,488	4,432,320	2,275,035	7,002,843
						Agriculture: 2.3%
—	11,660	161,100	82,690	255,450		Altria Group, Inc.	—	259,552	3,586,086	1,840,677	5,686,315
—	8,640	100,161	51,411	160,212	@	Philip Morris International, Inc.	—	454,982	5,274,478	2,707,300	8,436,760
							—	714,534	8,860,564	4,547,977	14,123,075
						Apparel: 0.4%
—	2,800	23,600	12,113	38,513		Nike, Inc.	—	191,436	1,613,532	828,199	2,633,167
							—	191,436	1,613,532	828,199	2,633,167
						Banks: 5.9%
94,700	12,900	89,000	(49,018)	147,582	L, X	Associated Banc-Corp.	2,586,257	352,299	2,430,590	(1,338,676)	4,030,470
252,707	10,730	67,300	(218,163)	112,574	X	Bank of America Corp.	8,594,565	364,927	2,288,873	(7,419,725)	3,828,640
159,335	6,600	92,800	(111,702)	147,033	X	Bank of New York Mellon Corp.	7,095,188	293,898	4,132,384	(4,974,105)	6,547,365
134,300	8,600	109,100	(78,301)	173,699	L, X	BB&T Corp.	4,226,421	270,642	3,433,377	(2,464,127)	5,466,313
41,300	—	—	(41,300)	—	X	Cullen/Frost Bankers, Inc.	2,308,670	—	—	(2,308,670)	—
97,700	4,600	70,100	(61,719)	110,681	X	PNC Financial Services Group, Inc.	6,277,225	295,550	4,503,925	(3,965,437)	7,111,263
130,500	—	—	(130,500)	—	X	Prosperity Bancshares, Inc.	4,168,170	—	—	(4,168,170)	—
50,500	—	—	(50,500)	—	X	State Street Corp.	3,637,010	—	—	(3,637,010)	—
306,819	7,100	134,700	(237,680)	210,939	X	US Bancorp.	10,183,323	235,649	4,470,693	(7,888,592)	7,001,073
180,887	10,400	63,400	(148,345)	106,342	X	Wachovia Corp.	4,305,111	247,520	1,508,920	(3,530,608)	2,530,943
399,490	—	—	(399,490)	—	X	Wells Fargo & Co.	11,013,939	—	—	(11,013,939)	—
							64,395,879	2,060,485	22,768,762	(52,709,059)	36,516,067
						Beverages: 1.9%
—	5,500	67,500	34,647	107,647		Coca-Cola Co.	—	314,930	3,865,050	1,983,865	6,163,845
—	5,800	50,500	25,921	82,221		PepsiCo, Inc.	—	396,140	3,449,150	1,770,390	5,615,680
							—	711,070	7,314,200	3,754,255	11,779,525
						Biotechnology: 0.6%
—	1,900	34,200	17,554	53,654	@	Genentech, Inc.	—	134,653	2,423,754	1,244,072	3,802,479
							—	134,653	2,423,754	1,244,072	3,802,479
						Chemicals: 1.3%
—	4,400	63,900	32,799	101,099		Eastman Chemical Co.	—	337,084	4,895,379	2,512,715	7,745,178
							—	337,084	4,895,379	2,512,715	7,745,178
						Computers: 4.7%
—	14,200	162,200	83,255	259,655	@	Cognizant Technology Solutions Corp.	—	500,976	5,722,416	2,937,219	9,160,611
—	24,000	280,600	144,027	448,627	@	EMC Corp.	—	418,560	4,893,664	2,511,835	7,824,059
—	—	52,900	27,153	80,053		International Business Machines Corp.	—	—	6,846,847	3,514,371	10,361,218
—	6,100	36,200	18,581	60,881		Seagate Technology, Inc.	—	130,662	775,404	398,002	1,304,068
—	12,700	—	—	12,700		Seagate Technology, Inc. - Escrow	—	—	—	—	—
							—	1,050,198	18,238,331	9,361,427	28,649,956
						Cosmetics/Personal Care: 3.2%
—	8,800	102,900	52,817	164,517		Avon Products, Inc.	—	343,728	4,019,274	2,063,025	6,426,027
—	9,095	125,824	64,583	199,502		Procter & Gamble Co.	—	600,725	8,310,675	4,265,729	13,177,129
							—	944,453	12,329,949	6,328,754	19,603,156
						Commercial Services: 0.0%
60,558	—	—	(60,558)	—	X, @	Visa, Inc.	5,180,618	—	—	(5,180,618)	—
							5,180,618	—	—	(5,180,618)	—
						Diversified Financial Services: 5.4%
38,291	—	—	(38,291)	—	X, @	Affiliated Managers Group, Inc.	3,924,828	—	—	(3,924,828)	—
361,400	18,650	320,700	(196,790)	503,960	X, @	Citigroup, Inc.	7,911,043	408,249	7,020,123	(4,307,733)	11,031,682
22,675	1,831	21,718	(11,528)	34,696	X, @@	Deutsche Boerse AG	3,254,956	262,837	3,117,581	(1,654,754)	4,980,620
64,517	—	—	(64,517)	—	X	Federal Home Loan Mortgage Corporation	1,640,022	—	—	(1,640,022)	—
100,326	—	—	(100,326)	—	X	Federal National Mortgage Association	2,710,809	—	—	(2,710,809)	—
21,773	—	—	(21,773)	—	X	Goldman Sachs Group, Inc.	3,840,975	—	—	(3,840,975)	—
123,250	10,415	187,662	(26,926)	294,401	X	Invesco Ltd.	3,430,048	289,849	5,222,633	(749,359)	8,193,171
232,298	—	—	(232,298)	—	X	JPMorgan Chase & Co.	9,988,814	—	—	(9,988,814)	—
72,454	—	—	(72,454)	—	X	Merrill Lynch & Co., Inc.	3,182,180	—	—	(3,182,180)	—
115,765	6,700	130,300	(48,884)	203,881	X	Morgan Stanley	5,120,286	296,341	5,763,169	(2,162,149)	9,017,647
31,478	—	—	(31,478)	—	X	Nyse Euronext	2,012,074	—	—	(2,012,074)	—
171,400	—	—	(171,400)	—	X, @	TD Ameritrade Holding Corp.	3,104,054	—	—	(3,104,054)	—
							50,120,089	1,257,276	21,123,506	(39,277,751)	33,223,120
						Electric: 2.3%
—	7,800	144,000	73,913	225,713		NSTAR	—	261,534	4,828,320	2,478,295	7,568,149
—	8,200	99,700	51,174	159,074		PG&E Corp.	—	324,638	3,947,123	2,025,991	6,297,752
							—	586,172	8,775,443	4,504,286	13,865,901
						Electronics: 1.0%
—	7,100	84,800	43,526	135,426		Amphenol Corp.	—	331,073	3,954,224	2,029,636	6,314,933
							—	331,073	3,954,224	2,029,636	6,314,933
						Engineering & Construction: 1.1%
—	4,600	57,402	29,463	91,465	@, @@, L	Foster Wheeler Ltd.	—	350,382	4,372,310	2,244,233	6,966,925
							—	350,382	4,372,310	2,244,233	6,966,925
						Entertainment: 1.0%
—	4,700	109,000	55,948	169,648		International Game Technology	—	167,602	3,886,940	1,995,100	6,049,642
							—	167,602	3,886,940	1,995,100	6,049,642
						Environmental Control: 0.8%
—	4,700	50,700	26,023	81,423	@	Stericycle, Inc.	—	274,010	2,955,810	1,517,167	4,746,987
							—	274,010	2,955,810	1,517,167	4,746,987
						Healthcare - Products: 4.6%
—	7,885	114,260	58,648	180,793	@@	Covidien Ltd.	—	394,960	5,723,283	2,937,664	9,055,907
—	8,840	123,000	63,134	194,974		Johnson & Johnson	—	589,982	8,209,020	4,213,551	13,012,553
—	9,700	91,900	47,171	148,771	@	St. Jude Medical, Inc.	—	395,275	3,744,925	1,922,207	6,062,407
							—	1,380,217	17,677,228	9,073,422	28,130,867
						Holding Companies - Diversified: 0.9%
—	—	91,566	46,999	138,565	@@	GEA Group AG	—	—	3,556,555	1,825,519	5,382,074
							—	—	3,556,555	1,825,519	5,382,074
						Household Products/Wares: 0.6%
—	2,800	33,000	16,938	52,738		Kimberly-Clark Corp.	—	178,640	2,105,400	1,080,666	3,364,706
							—	178,640	2,105,400	1,080,666	3,364,706
						Insurance: 3.7%
98,845	—	—	(98,845)	—	X, @@	ACE Ltd.	5,937,619	—	—	(5,937,619)	—
209,271	7,100	109,100	(153,272)	172,199	X	American International Group, Inc.	7,533,756	255,600	3,927,600	(5,517,785)	6,199,171
126,700	8,700	103,700	(73,473)	165,627	L, X, @@	Aspen Insurance Holdings Ltd.	3,238,452	222,372	2,650,572	(1,877,958)	4,233,438
46,500	—	—	(46,500)	—	X	Assurant, Inc.	3,163,395	—	—	(3,163,395)	—
42,336	—	—	(42,336)	—	X	Hartford Financial Services Group, Inc.	3,008,820	—	—	(3,008,820)	—
60,115	—	—	(60,115)	—	X	Lincoln National Corp.	3,315,943	—	—	(3,315,943)	—
87,800	—	—	(87,800)	—	X	Metlife, Inc.	5,270,634	—	—	(5,270,634)	—
54,500	—	—	(54,500)	—	X	Principal Financial Group, Inc.	2,936,460	—	—	(2,936,460)	—
144,600	8,700	80,100	(103,486)	129,914	X	Protective Life Corp.	6,070,308	365,226	3,362,598	(4,344,343)	5,453,789
37,488	—	—	(37,488)	—	X	Prudential Financial, Inc.	2,800,354	—	—	(2,800,354)	—
60,600	—	—	(60,600)	—	X	Reinsurance Group of America	3,116,052	—	—	(3,116,052)	—
76,000	—	—	(76,000)	—	X	Stancorp Financial Group, Inc.	4,179,240	—	—	(4,179,240)	—
97,205	6,000	94,100	(48,905)	148,400	X	Travelers Cos., Inc.	4,841,781	298,860	4,687,121	(2,435,961)	7,391,801
80,400	—	—	(80,400)	—	X, @@	Willis Group Holdings Ltd.	2,880,732			(2,880,732)	—
							58,293,546	1,142,058	14,627,891	(50,785,296)	23,278,199
						Internet: 3.3%
—	13,300	148,000	75,966	237,266	@	eBay, Inc.	—	399,133	4,441,480	2,279,736	7,120,349
—	1,090	13,761	7,063	21,914	@	Google, Inc. - Class A	—	638,522	8,061,194	4,137,674	12,837,390
							—	1,037,655	12,502,674	6,417,410	19,957,739
						Machinery - Diversified: 1.2%
—	6,500	70,200	36,032	112,732		Roper Industries, Inc.	—	422,760	4,565,808	2,343,552	7,332,120
							—	422,760	4,565,808	2,343,552	7,332,120
						Media: 0.9%
—	10,026	125,489	64,411	199,926	@	Discovery Holding Co.	—	262,581	3,286,557	1,686,934	5,236,072
							—	262,581	3,286,557	1,686,934	5,236,072
						Mining: 2.3%
—	5,800	71,700	36,802	114,302		Alcoa, Inc.	—	235,422	2,910,303	1,493,809	4,639,534
—	3,400	37,600	19,299	60,299	L	Freeport-McMoRan Copper & Gold, Inc.	—	393,414	4,350,696	2,233,139	6,977,249
—	—	20,600	10,574	31,174	@@	Xstrata PLC	—	—	1,630,057	836,681	2,466,738
							—	628,836	8,891,056	4,563,629	14,083,521
						Miscellaneous Manufacturing: 4.0%
—	17,060	200,885	103,111	321,056		General Electric Co.	—	524,083	6,171,187	3,167,566	9,862,836
—	7,400	92,800	47,633	147,833		Honeywell International, Inc.	—	441,188	5,532,736	2,839,860	8,813,784
—	—	28,200	14,475	42,675		SPX Corp.	—	—	3,747,216	1,923,382	5,670,598
							—	965,271	15,451,139	7,930,808	24,347,218
						Oil & Gas: 9.4%
—	—	49,800	25,561	75,361		Anadarko Petroleum Corp.	—	—	3,733,506	1,916,345	5,649,851
—	—	29,900	15,347	45,247		Apache Corp.	—	—	4,008,394	2,057,441	6,065,835
—	—	42,400	21,763	64,163	@@	ENI S.p.A. ADR	—	—	3,459,416	1,775,660	5,235,076
—	—	188,300	96,651	284,951		ExxonMobil Corp.	—	—	16,713,508	8,578,761	25,292,269
—	—	82,000	42,089	124,089	@@	Royal Dutch Shell PLC ADR - Class A	—	—	7,010,180	3,598,207	10,608,387
—	—	51,100	26,229	77,329		XTO Energy, Inc.	—	—	3,250,982	1,668,674	4,919,656
							—	—	38,175,986	19,595,088	57,771,074
						Oil & Gas Services: 3.6%
—	—	189,400	97,216	286,616		BJ Services Co.	—	—	5,719,880	2,935,918	8,655,798
—	—	97,500	50,045	147,545		Halliburton Co.	—	—	4,736,550	2,431,191	7,167,741
—	—	39,200	20,121	59,321		Schlumberger Ltd.	—	—	3,964,296	2,034,806	5,999,102
							—	—	14,420,726	7,401,915	21,822,641
						Pharmaceuticals: 6.5%
—	—	124,250	63,775	188,025		Abbott Laboratories	—	—	7,001,488	3,593,745	10,595,233
—	—	44,900	23,046	67,946		AmerisourceBergen Corp.	—	—	1,855,717	952,508	2,808,225
—	3,200	—	—	3,200		Anadarko Petroleum Corp.	—	239,904	—	—	239,904
—	3,400	—	—	3,400		Apache Corp.	—	455,804	—	—	455,804
—	1,900	—	—	1,900	@@	ENI S.p.A. ADR	—	155,021	—	—	155,021
—	15,570	—	—	15,570		ExxonMobil Corp.	—	1,381,993	—	—	1,381,993
—	—	74,300	38,137	112,437	@, L	Hospira, Inc.	—	—	3,116,142	1,599,463	4,715,605
—	—	197,000	101,117	298,117		Merck & Co., Inc.	—	—	7,675,120	3,939,509	11,614,629

—	6,100	—	—	6,100	@@	Royal Dutch Shell PLC ADR - Class A	—	521,489	—	—	521,489
—	—	97,100	49,840	146,940	@@, L	Teva Pharmaceutical Industries Ltd. ADR	—	—	4,440,383	2,279,173	6,719,556
—	5,300	—	—	5,300		XTO Energy, Inc.	—	337,186	—	—	337,186
							—	3,091,397	24,088,850	12,364,398	39,544,645
						Oil & Gas Services: 0.2%
—	16,800	—	—	16,800		BJ Services Co.	—	507,360	—	—	507,360
—	9,400	—	—	9,400		Halliburton Co.	—	456,652	—	—	456,652
—	2,400	—	—	2,400		Schlumberger Ltd.	—	242,712	—	—	242,712
							—	1,206,724	—	—	1,206,724
						Pharmaceuticals: 0.3%
—	10,100	—	—	10,100		Abbott Laboratories	—	569,135	—	—	569,135
—	4,800	—	—	4,800		AmerisourceBergen Corp.	—	198,384	—	—	198,384
—	8,300	—	—	8,300	@	Hospira, Inc.	—	348,102	—	—	348,102
—	15,600	—	—	15,600		Merck & Co., Inc.	—	607,776	—	—	607,776
—	6,600	—	—	6,600	@@	Teva Pharmaceutical Industries Ltd. ADR	—	301,818	—	—	301,818
							—	2,025,215	—	—	2,025,215
						Retail: 5.7%
—	8,500	37,600	19,299	65,399		CVS Caremark Corp.	—	363,715	1,608,904	825,823	2,798,442
—	4,426	39,728	20,392	64,546		Darden Restaurants, Inc.	—	151,710	1,360,684	698,416	2,210,810
—	11,800	132,200	67,856	211,856		Home Depot, Inc.	—	322,848	3,616,992	1,856,541	5,796,381
—	3,300	25,400	13,037	41,737		McDonald’s Corp.	—	195,756	1,506,728	773,378	2,475,862
—	8,200	120,800	62,005	191,005		Ross Stores, Inc.	—	300,284	4,423,696	2,270,608	6,994,588
—	7,200	95,800	49,173	152,173		TJX Cos., Inc.	—	230,832	3,071,348	1,576,471	4,878,651
—	3,400	107,059	54,952	165,411		Wal-Mart Stores, Inc.	—	196,316	6,181,587	3,172,904	9,550,807
							—	1,761,461	21,769,939	11,174,141	34,705,541
						Semiconductors: 2.1%
—	29,000	339,700	174,362	543,062		Intel Corp.	—	672,220	7,874,246	4,041,717	12,588,183
							—	672,220	7,874,246	4,041,717	12,588,183
						Savings & Loans: 0.0%
141,585	—	—	(141,585)	—	X	People’s United Financial, Inc.	2,340,400	—	—	(2,340,400)	—
							2,340,400	—	—	(2,340,400)	—
						Software: 5.6%
—	6,300	71,900	36,905	115,105	@	Adobe Systems, Inc.	—	277,578	3,167,914	1,626,037	5,071,529
—	7,900	90,900	46,657	145,457	@, L	Ansys, Inc.	—	373,670	4,299,570	2,206,896	6,880,136
65,600	—	—	(65,600)	—	X, @	Fiserv, Inc.	3,434,816	—	—	(3,434,816)	—
—	19,760	289,718	148,707	458,185		Microsoft Corp.	—	559,603	8,204,814	4,211,392	12,975,809
—	20,800	255,500	131,144	407,444	@	Oracle Corp.	—	475,072	5,835,620	2,995,325	9,306,017
							3,434,816	1,685,923	21,507,918	7,604,834	34,233,491
						Telecommunications: 4.7%
—	—	1	1	2		Fairpoint Communications, Inc.	—	—	9	5	14
—	12,890	147,200	75,555	235,645		Qualcomm, Inc.	—	625,681	7,145,088	3,667,453	11,438,222
—	29,200	339,200	174,106	542,506	L	Sprint Nextel Corp.	—	273,312	3,174,912	1,629,629	5,077,853
—	15,000	192,600	98,858	306,458		Verizon Communications, Inc.	—	577,050	7,409,322	3,803,079	11,789,451
							—	1,476,043	17,729,331	9,100,166	28,305,540
						Toys/Games/Hobbies: 1.1%
—	600	7,700	3,952	12,252	@@	Nintendo Co., Ltd.	—	330,478	4,241,139	2,176,905	6,748,522
							—	330,478	4,241,139	2,176,905	6,748,522
						Transportation: 2.7%
—	3,500	57,400	29,462	90,362	L	Tidewater, Inc.	—	239,155	3,922,142	2,013,169	6,174,466
—	6,600	77,200	39,625	123,425		Union Pacific Corp.	—	543,246	6,354,332	3,261,571	10,159,149
							—	782,401	10,276,474	5,274,740	16,333,615

						Total Common Stock	183,765,348	28,455,796	370,693,941	6,505,576	589,420,661
						(Cost $)	190,504,465	26,331,802	339,393,366	7,647,524	563,877,157
REAL ESTATE INVESTMENT TRUSTS: 0.0%
						Apartments: 0.0%
43,000	—	—	(43,000)	—	X	Home Properties, Inc.	2,201,600	—	—	(2,201,600)	—
							2,201,600	—	—	(2,201,600)	—
						Diversified: 0.0%
38,500	—	—	(38,500)	—	X	Digital Realty Trust, Inc.	1,628,550	—	—	(1,628,550)	—
62,100	—	—	(62,100)	—	X	Liberty Property Trust	2,204,550	—	—	(2,204,550)	—
							3,833,100	—	—	(3,833,100)	—
						Office Property: 0.0%
68,600	—	—	(68,600)	—	X	Douglas Emmett, Inc.	1,680,700	—	—	(1,680,700)	—
							1,680,700	—	—	(1,680,700)	—
						Regional Malls: 0.0%
24,500	—	—	(24,500)	—	X	Macerich Co.	1,752,485	—	—	(1,752,485)	—
							1,752,485	—	—	(1,752,485)	—

						Total Real Estate Investment Trusts	9,467,885	—	—	(9,467,885)	—
						(Cost $)	10,609,833	—	—	(10,609,833)	—

						Total Long-Term Investments	193,233,233	28,455,796	370,693,941	(2,962,309)	589,420,661
						(Cost $)	201,114,298	26,331,802	339,393,366	(2,962,309)	563,877,157

SHORT-TERM INVESTMENTS: 6.3%
						Mutual Fund: 1.8%
8,900,000	400,000	6,800,000	(5,409,675)	10,690,325	**, S, X	ING Institutional Prime Money Market Fund	8,900,000	400,000	6,800,000	(5,409,675)	10,690,325

						Total Mutual Fund	8,900,000	400,000	6,800,000	(5,409,675)	10,690,325
						(Cost $)	8,900,000	400,000	6,800,000	(5,409,675)	10,690,325

Principal Amount								Value
						Repurchase Agreement: 0.3%
$—	$—	$951,000	$488,132	$1,439,132		Morgan Stanley Repurchase Agreement dated 05/30/08, 2.200%, due 06/02/08, $951,174 to be received upon repurchase (Collateralized by $1,780,000 Resolution Funding Corporation, Discount Note, Market Value $971,916, due 10/15/20)		$—	$—	$951,000	$488,132	$1,439,132
805,000	—	—	(805,000)	—	X	Morgan Stanley Repurchase Agreement dated 05/30/08, 2.200%, due 06/02/08, $805,148 to be received upon repurchase (Collateralized by $800,000 Federal Home Loan Mortgage Corporation, 5.700%, Market Value plus accrued interest $822,947, due 10/02/17)		805,000	—	—	(805,000)	—
—	148,000	—	—	148,000		Morgan Stanley Repurchase Agreement dated 05/30/08, 2.200%, due 06/02/08, $148,027 to be received upon repurchase (Collateralized by $280,000 Resolution Funding Corporation, Discount Note, Market Value $152,886, due 10/15/20)		—	148,000	—	—	148,000

						Total Repurchase Agreement		805,000	148,000	951,000	(316,868)	1,587,132
						(Cost $)		805,000	148,000	951,000	(316,868)	1,587,132

						Securities Lending Collateral(cc): 4.2%
—	—	16,928,000	8,688,852	25,616,852		Bank of New York Mellon Corp. Institutional Cash Reserves		—	—	16,928,000	8,688,852	25,616,852

						Total Securities Lending Collateral		—	—	16,928,000	8,688,852	25,616,852
						(Cost $)		—	—	16,928,000	8,688,852	25,616,852

						Total Short-Term Investments		9,705,000	548,000	24,679,000	2,962,309	37,894,309
						(Cost $)		9,705,000	548,000	24,679,000	2,962,309	37,894,309

						Total Investments in Securities	103.1%	$202,938,233	$29,003,796	$395,372,941	$—	$627,314,970
						(Cost $) *		210,819,298	26,879,802	364,072,366	—	601,771,466
						Other Assets and Liabilities - Net	(3.1)	537,178	(622,282)	(18,698,075)		(18,783,179)
						Net Assets prior to proforma adjustments	100.0%	$203,475,411	$28,381,514	$376,674,866	$—	$608,531,791

						Proforma adjustments	—	—	—	—		(152,300)
						Net Assets after proforma adjustments	100.0%	$203,475,411	$28,381,514	$376,674,866		$608,379,491

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at May 31, 2008.
X	If the Reorganization of ING Financial Services Fund with and into ING Growth and Income Fund is approved, this portfolio security is expected to be sold shortly prior to the Reorganization.
**	Investment in affiliate

*	Cost for federal income tax purposes is	$210,945,673	$27,092,060	$366,664,137	$(8,007,440)	$596,694,430
	Net unrealized appreciation/depreciation consists of:
	Gross Unrealized Appreciation	$23,500,013	$2,746,792	$38,406,277	$(23,500,013)	$41,153,069
	Gross Unrealized Depreciation	(31,507,453)	(835,056)	(9,697,473)	31,507,453	(10,532,529)
	Net Unrealized Appreciation/Depreciation	$(8,007,440)	$1,911,736	$28,708,804	$8,007,440	$30,620,540

ING Growth and Income Fund Open Futures Contracts on May 31, 2008:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation

Long Contracts
S&P 500 E-Mini	7	$490,210	06/20/08	$42,721
				$42,721

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Boards of Trustees/Directors (“Boards”) of ING Financial Services Fund (“Financial Services”) and ING Fundamental Research Fund (“Fundamental Research”) and ING Growth and Income Fund (“Growth and Income”) approved an Agreement and Plan of Reorganization dated September 25, 2008, respectively (the “Plan”) whereby, subject to approval by the shareholders of Financial Services and Fundamental Research, Growth and Income will acquire all of the assets of Financial Services and Fundamental Research, subject to the liabilities of each such fund, in exchange for Growth and Income issuing shares of such Fund to shareholders of Financial Services and Fundamental Research in a number equal in value to the net assets of Financial Services and Fundamental Research, respectively (each a “Merger”).

Each Merger will be accounted for as a tax-free merger of investment companies with Growth and Income remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at May 31, 2008.  The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of Financial Services, Fundamental Research and Growth and Income at May 31, 2008.  The unaudited pro forma statement of operations reflects the results of operations of Financial Services, Fundamental Research and Growth and Income for the twelve-months ended May 31, 2008.  These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for Financial Services, Fundamental Research and Growth and Income under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Growth and Income for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Fund securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of the Funds.  Among elements of analysis, the Boards have authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of Growth and Income issued in connection with the proposed acquisition of Financial Services and Fundamental Research by Growth and Income as of May 31, 2008.  The number of additional shares issued was calculated by dividing the net asset value of each class of Financial Services and Fundamental Research by the respective class net asset value per share of Growth and Income.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the Mergers had taken place on May 31, 2008.  Financial Services and Fundamental Research expenses were adjusted assuming Growth and Income’s fee structure was in effect for the twelve months ended May 31, 2008.

If shareholders of Financial Services approve the Merger of Financial Services with and into Growth and Income, it is anticipated that all or a portion of Financial Services’ investment portfolio will be repositioned prior to the closing of the Merger.  The financial effects of this portfolio transitioning are not measurable in advance.  As a result, they are not reflected in the pro forma adjustments.

Note 5 – Merger Costs:

Merger costs to be incurred by Financial Services and Fundamental Research are estimated at approximately $152,300.  These costs represent one half of the estimated expenses of the Funds carrying out their obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.  These costs will be shared on a pro rata basis between Financial Services and Fundamental Research.  ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Mergers.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGER’S REPORT FOR ING GROWTH AND INCOME FUND

Set forth below is an excerpt from ING Growth and Income Fund’s annual report dated May 31, 2008.

* * * *

MARKET PERSPECTIVE: YEAR ENDED MAY 31, 2008

In our semi-annual report we described how investors, initially hopeful that central bankers could loosen the credit squeeze that had taken hold in the months before, were having second thoughts. Global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) had slumped in November. There followed four consecutive losing months as mutually reinforcing financial dislocation and economic weakness, plus soaring food and energy prices intensified the crisis and drove investors from risk assets. A strong bounce in April presaged a tentative gain in May that was fading fast by the end. In the second half of our fiscal year global equities fell 5.8% (fell 8.95% for the whole fiscal year).

In currencies for the six months through May, the dollar fell 4.7% against the euro (hawkish European Central Bank), 4.1% against the yen (carry trades unwound), but recovered 4.8% against the pound (UK economy on the precipice). Corresponding whole year losses versus the euro and the yen were 13.4% and 13.2%, respectively, and the gain against the pound was 0.1%.

The Federal Reserve Board’s first response to the credit crisis had been to reduce its discount rate (the lending rate to banks) by 125 basis points (1.25%) in August through October. It had also cut the federal funds rate by 75 basis points (0.75%). By year-end both rates were reduced by another 25 basis points (0.25%).

But using the discount window had a stigma attached to it and credit stayed tight, as a procession of financial institutions reported heavy write-downs of mortgage-backed assets.

The credit crisis had its roots in the real economy of course, where most statistics remained grim.

In housing, the source of much of the problem, sales of new and existing homes continued to plumb multi-year depths. In May, one index of house prices recorded its fifteenth straight fall at an accelerating rate, while foreclosures surged. The February through May payrolls reports all showed declines, the first time payrolls had fallen in over four years. Gross domestic product (“GDP”) growth was reported at a slim 0.9% annualized.

On the inflation front, by early March the price of a barrel of oil was regularly setting new records above $100. Prices of agricultural foodstuffs were also soaring, caused by ever increasing demand, inelastic supply, the effect of the price of oil on transportation and the cost of fertilizer, as well as the actions of some governments in subsidizing consumption and restricting exports.

Yet despite headline consumer price index (“CPI”) inflation at 4%, there was already no doubt about the intended direction of policy.

On a holiday Monday in January, after Moody’s Investors Services Inc. (“Moody’s”) put the Aaa ratings of mono-line insurers on review, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points (0.75%). By the end of April the discount rate would be lower still, by 175 basis points (1.75%) and the federal funds rate by 150 basis points (1.50%). On the fiscal side, Congress passed a $168 billion plan to stimulate the economy.

Events took a remarkable turn in March when Bear Stearns was laid low in days by rumors of pending insolvency. The Fed brokered the sale of Bear Stearns to JP Morgan for just $10 per share, providing loan finance for the purpose. In addition, crucially, it agreed to extend liquidity to primary dealers and to accept mortgage backed securities as collateral.

Stock markets globally seemed to take heart from this watershed event and recovered an average of 6% in April. This continued into May with the Fed’s early announcement of the expansion of its various liquidity extension programs. But by mid-month the trajectory was turning back down, as the producer price index registered the biggest annual increase since 1991 and oil nudged $130 per barrel. Our fiscal year ended with the University of Michigan consumer confidence index languishing at 1980 levels.

For the six-month period through May 31, 2008, fixed income returns reflected the flight to safety. Treasury Bill yields dropped 122 basis points (1.22%) (fell 274 basis points or 2.74% for the whole fiscal year), while 10-year Note yields actually rose by 8 basis points (0.08%), as inflationary concerns persisted (fell 84 basis points or 0.84% for the whole fiscal year). The Lehman Brothers® Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.49% for the second six months and 6.89% for the fiscal year.

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3) including dividends, fell 4.5% in the second six months (fell 6.7% for the whole fiscal year). In addition to the conditions and events described above investors faced dividend cuts by some high-profile names in the financials sector and weighed by that sector, a third consecutive quarter of declining profits. The S&P 500® Index stood 10.5% below its all time high reached on October 9.

Internationally, the MSCI Japan® Index(4) fell 7.3% in the six months through May 31, 2008 (fell 18.4% for the whole fiscal year) as exports faced the threats of a slowing world economy and a sharply higher yen, while household spending stagnated. The MSCI Europe ex UK® Index(5) fell 10.4% in the six months through May 31, 2008 (fell 14.8% for the whole fiscal year) with banks taking vast write-downs on the value of asset backed securities. But there were only pockets of weakness in the housing market and with unemployment at a record low plus the highest headline inflation since 1992, the European Central Bank was in no mood to reduce interest rates. In the UK, the MSCI UK® Index(6) fell 4.1% in the six months through May 31, 2008 (fell 6.1% for the whole fiscal year). The Bank of England cut rates three times, but by just 0.25% each time because of accelerating inflation. Despite the worst housing downturn since 1992, the UK market did less badly than the rest of Europe due to its 30% weighting in surging materials and energy.

(1)          The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)          The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)          The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)          The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)          The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)          The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

* * * *

ING GROWTH AND INCOME FUND: PORTFOLIO MANAGER’S REPORT

ING Growth and Income Fund (the “Fund”) seeks long-term growth of capital and income. The Fund is managed by Christopher F. Corapi*, Portfolio Manager of ING Investment Management Co. (“ING IM”) — the Sub-Adviser.

Performance: For the year ended May 31, 2008, the Fund’s Class A shares, excluding sales charges, provided a total return of (4.69)% compared to the Standard and Poor’s 500® Composite Stock Price Index(4) (“S&P 500® Index”) which returned (6.70)% for the same period.

Portfolio Specifics: Outperformance was due to favorable sector allocation and stock selection. In particular, underweighting financials was one of the main positive contributors as this sector continued to be plagued by the deteriorating credit crisis and housing downturn. The Fund also benefited from strong stock selection in the healthcare, technology and financial sectors. Weak stock selection within the energy and consumer sectors detracted from results during the period.

The largest contributors to performance included Foster Wheeler Ltd., Deutsche Boerse AG and Visa, Inc. Expectations for margin expansion in 2008 had been lowered after Foster Wheeler Ltd. reported disappointing 2007 fourth-quarter results, due largely to a number of one-time events. Therefore, investor confidence was renewed after the company significantly beat expectations in the first quarter of 2008. The stock was also bolstered by rising oil prices due to its exposure to the oil and gas sector.

The Fund’s position in Deutsche Boerse AG, the largest European exchange, surged at the end of last year due to tremendous growth in its equity index options and futures. Finally, the Fund benefited from participation in Visa’s successful initial public offering (“IPO”) launch in March. We believed the company looked inexpensive compared to MasterCard, Inc. and would benefit from its strong brand name and exposure to international markets, particularly Asia.

The bond guarantor MBIA, Inc. was the worst detractor from results for the period. MBIA, Inc. declined after ratings downgrades of mortgage securities insured by the company raised questions about its own rating and capital adequacy. The Fund no longer holds this position. Our decision to underweight Apple, Inc. hurt relative performance as Apple, Inc. continued to benefit from a number of hit products and hype over upcoming product launches.

Liz Claiborne, Inc. also detracted value as its wholesale business continued to struggle due to weak department store traffic and higher markdowns. Contrary to our expectations, the company’s efforts to stabilize its wholesale business — a focus on higher-margin retail concepts such as Juicy Couture and a restructuring program — did not diminish negative sentiment. We exited the position in February.

Current Strategy Outlook: The Fund is positioned in companies that we believe have strong or improving competitive positions, robust end markets or superior capital allocation opportunities. We believe each stock possesses an attractive valuation and a clear catalyst to improve it. A few of the top Fund positions are: Royal Dutch Shell PLC, BJ Services Co. and Qualcomm, Inc.

Royal Dutch Shell PLC is a value play within the integrated oil and gas sector that has a cheap valuation and offers an attractive dividend yield. We believe that BJ Services Co., a worldwide provider of pressure pumping and other oilfield services, will benefit from a recovery in the U.S. pressure-pumping market. The company is the number three player in this space and looks cheap relative to its historical value and peers. Finally, Qualcomm, Inc. is a beneficiary of the move in the cellular industry to third-generation technologies that increase capacity and integrate data services on wireless networks. We believe strength in chipsets and handsets will continue to benefit the company going forward.

Industry Allocation

as of May 31, 2008

(as a Percent of net assets)

* Includes short-term investments related to ING Institutional Prime Money Market Fund, repurchase agreement and securities lending collateral.

(1) Includes six industries, which each represents 2.3% - 3.3% of net assets.

(2) Includes fifteen industries, which each represents less than 2.3% of net assets.

Portfolio holdings are subject to change daily.

Top Ten Holdings*
as of May 31, 2008
(as a percent of net assets)

ExxonMobil Corp.	4.4%
Procter & Gamble Co.	2.2%
Johnson & Johnson	2.2%
Microsoft Corp.	2.2%
Google, Inc. - Class A	2.1%
Intel Corp.	2.1%
Merck & Co., Inc.	2.0%
Verizon Communications, Inc.	2.0%
Qualcomm, Inc.	1.9%
Citigroup, Inc.	1.9%

*                 Excludes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

(*)  Effective December 31, 2007, Scott Lewis is no longer a Portfolio Manager to the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Average Annual Total Returns for the Periods Ended May 31, 2008

	1 Year	5 Year	10 Year	Since Inception of Class B March 1, 1999	Since Inception of Class C June 30, 1998
Including Sales Charge:
Class A(1)	(10.16)%	9.46%	1.19%	—	—
Class B(2)	(10.19)%	9.69%	—	0.75%	—
Class C(3)	(6.36)%	9.95%	—	—	0.81%
Class I	(4.45)%	11.06%	2.05%	—	—
Excluding Sales Charge:
Class A	(4.69)%	10.78%	1.79%	—	—
Class B	(5.47)%	9.96%	—	0.75%	—
Class C	(5.42)%	9.95%	—	—	0.81%
Class I	(4.45)%	11.06%	2.05%	—	—
S&P 500® Index(4)	(6.70)%	9.77%	4.21%	3.01%	3.83	%(5)

Based on a $10,000 investment, the graph and table above illustrate the total return of ING Growth and Income Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will ßuctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reßect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)                                  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)                                  Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)                                  Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)                                  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)                                  Since inception performance for the index is shown from July 1, 1998.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 12, Section (d) of the Registrant’s form of Articles of Amendment and Restatement provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2008.

Section 9 of the Amended Investment Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 (“1940 Act”) or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser’s stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties under this Agreement, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

The Administration Agreement provides for indemnification of the Administrator. Section 7 of the Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund. The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for “reasonable expenses.” The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1)	(a)

Articles of Amendment and Restatement dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(b)

Articles of Amendment dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(c)

Articles of Amendment dated September 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

(d)

Articles of Amendment dated October 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(e)

Articles of Amendment effective February 17, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(f)

Articles of Amendment effective March 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(g)

Articles of Amendment effective August 14, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on July 21, 2005 and incorporated herein by reference.

(h)

Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(i)

Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(k)

Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund III – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant Registration Statement on Form N-1A on July 14, 2005 and incorporated herein by reference.

(l)

Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund IV – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(m)

Articles of Amendment effective December 1, 2005, regarding name change of ING Index Plus Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(n)

Articles Supplementary dated March 13, 2006, regarding ING 130/30 Large Cap Equity Fund (ING 130/30 Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(o)

Articles of Amendment effective April 28, 2006, regarding name change of ING Strategic Allocation Balanced Fund and ING Strategic Allocation Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(p)

Articles of Amendment effective March 30, 2006 regarding name change of ING 130/30 Large Cap Equity Fund to ING 130/30 Fundamental Research Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(q)

Plan of Liquidation and Dissolution of Series effective April 3, 2006 for ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(r)

Articles of Amendment effective June 13, 2006, regarding the dissolution of ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A on July 28, 2006 and incorporated herein by reference.

(s)

Articles of Amendment effective August 14, 2006, regarding name change of ING Equity Income Fund to ING Growth and Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(t)

Articles of Amendment effective February 2, 2007, regarding name change of ING Aeltus Money Market Fund to ING Money Market Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(u)

Articles of Amendment effective February 28, 2007, regarding name change of ING International Growth Fund to ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(v)

Articles of Amendment effective January 7, 2008, regarding dissolution of ING Growth Fund and ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(w)

Articles Supplementary dated February 15, 2008, regarding the creation of ING Global Income Builder Fund and ING Tactical Asset Allocation Fund – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A on March 4, 2008 and incorporated herein by reference.

(x)

Articles Supplementary dated May 20, 2008, regarding the creation of ING Corporate Leaders 100 Fund – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(y)

Articles of Amendment effective June 11, 2008 regarding name change of ING Global Income Builder Fund to ING Global Target Payment Fund - Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A on August 21, 2008 and incorporated herein by reference.

(x)

Articles Supplementary dated September 16, 2008, regarding the creation of ING Alternative Beta Fund – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(aa)

Articles of Amendment effective October 13, 2004 regarding dissolution of ING Classic Principal Protection Fund I – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(bb)

Articles of Amendment effective December 31, 2004 regarding dissolution of ING Classic Principal Protection Fund II – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(cc)

Articles of Amendment dated January 30, 2006 regarding dissolution of ING Classic Principal Protection Fund III – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(dd)

Articles of Amendment dated January 31, 2006 regarding dissolution of ING Classic Principal Protection Fund IV – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(2)

Second Amended and Restated By-Laws – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(3)	Not applicable.

(4)	(a)

Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Growth and Income Fund series, and ING Equity Trust, on behalf of its Financial Services Fund series — Attached as Appendix A-1 to the Proxy Statement/Prospectus.

(b)

Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Growth and Income Fund series, and ING Equity Trust, on behalf of its Fundamental Research Fund series — Attached as Appendix A-2 to the Proxy Statement/Prospectus.

(5)

Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(6)	(a)

Amended Investment Management Agreement dated April 1, 2004 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

(i)

Amendment to Amended Investment Management Agreement dated January 1, 2007, between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(ii)

Second Amendment to Amended Investment Management Agreement effective April 4, 2008, between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iii)

Amended and Restated Schedule A, effective October 22, 2008 to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 31, 2008 and incorporated herein by reference.

(b)

Sub-Advisory Agreement dated March 1, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)

First Amendment to Sub-Advisory Agreement effective July 29, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)

Second Amendment to Sub-Advisory Agreement dated January 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(iii)

Third Amendment to Sub-Advisory Agreement effective October 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iv)

Fourth Amendment to Sub-Advisory Agreement effective April 4, 2008, between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A on April 14, 2008 and incorporated herein by reference.

(v)

Amended and Restated Schedule A, effective June 11, 2008 with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(c)

Sub-Advisory Agreement dated September 30, 2006, between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(i)

First Amendment to Sub-Advisory Agreement dated January 1, 2007 between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(ii)

Amendment effective June 16, 2008 to the Sub-Advisory Agreement dated September 30, 2006 between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(d)

Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. - Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 31, 2008 and incorporated herein by reference.

(e)

Amended and Restated Expense Limitation Agreement effective March 1, 2002, as restated August 1, 2003 and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A on July 14, 2005 and incorporated herein by reference.

(i)

Amended Schedule A effective, October 22, 2008 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(ii)

Side Letter Agreement dated April 4, 2008 between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(7)	(a)

Underwriting Agreement dated January 1, 2002, between ING Series Fund, Inc. and ING Funds Distributor, LLCand Schedule A to the Underwriting Agreement dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule of Approvals effective October 22, 2008 with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002  – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(ii)

Substitution Agreement dated October 8, 2002, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

	(c)	Master Selling Dealer Agreement – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on December 15, 2000 and incorporated herein by reference.

(8)

Directors’ Deferred Compensation Plan – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on January 16, 1998 and incorporated herein by reference.

(9)	(a)

Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated September 15, 2008 with respect to the Custody Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(ii)

Form of Amended Exhibit A dated October 22, 2008 with respect to the Custody Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(b)

Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule 2 dated June 4, 2008 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(ii)

Amended Exhibit A dated September 15, 2008 with respect to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(iii)

Form of Amended Exhibit A dated October 22, 2008 with respect to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(c)

Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated September 16, 2008 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(ii)

Form of Amended Exhibit A dated October 22, 2008 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(10)	(a)

Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(b)

Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(c)

Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule 1 effective October 22, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(ii)

Amended Schedule 2 effective December 19, 2007, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(d)

Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(e)

Amended and Restated Shareholder Services Plan (Class O) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule 1 effective December 19, 2007, with respect to the Amended and Restated Shareholder Services Plan (Class O) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(ii)

Waiver Letter to the service fee dated August 1, 2008 for ING Money Market Fund dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(f)

Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(g)

Shareholder Services Agreement for ING Series Fund, Inc. between ING Funds Distributor, LLC and ING Direct Securities, Inc. (Class O) dated September 10, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(h)

Shareholder Services Agreement for ING Series Fund, Inc. between ING Funds Distributor, LLC and ShareBuilder Securities Corporation (Class O) dated June 4, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

	(i)	(i)

Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(aa)

Amended Schedule A effective October 22, 2008 to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. dated December 19, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(bb)

Amended Schedule B effective October 22, 2008 to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. dated December 19, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel – Filed herewith.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)	(a)

Administration Agreement dated April 1, 2002, between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)

Amended Schedule A dated October 2008 with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(2)           Administration Agreement dated May 1, 2002, between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)            Amended Schedule A dated June 11, 2008 with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(ii)           Amended Schedule A effective October 22, 2008 with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(3)           Amended and Restated Financial Guaranty Agreement dated March 1, 2002, among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)            First Amendment dated November 12, 2002, to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(ii)           Second Amendment dated September 26, 2003, to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(4)           Custodian Service and Monitoring Agreement dated June 2, 2003, by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)            Amendment to the Custodian Service and Monitoring Agreement dated September 30, 2003, by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)           Amended Schedule B dated September 2003, to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(5)           Fund Accounting Agreement dated January 6, 2003, with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A dated September 15, 2008 with respect to the Fund Accounting Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(ii)           Form of Amended Exhibit A dated October 22, 2008 with respect to the Fund Accounting Agreement with The Bank of New York Mellon Corporation dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(6)           Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)            Amended Schedule A dated April 2007, with respect to the Allocation Agreement (Investment Company Blanket Bond) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the

Registrant’s Form N-1A Registration Statement on July 30, 2007 and incorporated herein by reference.

(7)           Custodial Undertaking in Connection with Master Repurchase Agreement dated March 13, 2003, with Goldman, Sachs & Co. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)            Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 7, 2006, with Goldman, Sachs & Co. and The Bank of New York Mellon Corporation – Filed as Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 4, 2008 and incorporated by reference.

(8)           Custodial Undertaking in Connection with Master Repurchase Agreement dated November 21, 2003 with Deutsche Bank Securities Inc. and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(i)            Amended and Restated Custodial Undertaking in Connection with Master Repurchase Agreement dated February 21, 2005 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(ii)           Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 10, 2007 with Deutsche Bank Securities Inc. and The Bank of New York Mellon dated November 21, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(9)           Amended and Restated Custodial Undertaking in Connection with Master Repurchase Agreement dated November 4, 2004 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(i)            Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated November 10, 2007 with Morgan Stanley & Co. Incorporated and The Bank of New York Mellon dated November 4, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(10)         Subcustodial Undertaking in Connection with Master Repurchase Agreement dated January 30, 2003 with Morgan Stanley & Co. Incorporated, State Street Bank and Trust Company and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(11)         Fund Participation Agreement dated January 30, 1998, between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)            First Amendment dated September 29, 2000, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(12)         Participation Agreement dated September 11, 2008 between Fidelity Rutland Square Trust and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 30, 2008 and incorporated herein by reference.

(13)         Agency Agreement dated July 7, 2001, between Aetna Series Fund, Inc. and DST Systems, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A effective June 11, 2008 with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on July 30, 2008 and incorporated herein by reference.

(ii)           Form of Amended Exhibit A effective October 22, 2008 with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A on October 21, 2008 and incorporated herein by reference.

(14)         Consent of independent auditor – Filed herewith.

(15)         Not applicable.

(16)         Powers of attorney – Filed herewith.

(17)         Not applicable.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona  on the 23rd day of October, 2008.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Interested Director, President and Chief Executive	October 23, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	October 23, 2008
Todd Modic*	Chief/Principal Financial Officer

	Director	October 23, 2008
Albert E. DePrince Jr.*

	Director	October 23, 2008
Russell Jones*

	Director	October 23, 2008
Sidney Koch**

	Interested Director	October 23, 2008
Fredric A. Nelson III*

	Director	October 23, 2008
Corine T. Norgaard*

	Director	October 23, 2008
Joseph E. Obermeyer*

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Director – Filed herewith.

Exhibit Index

Exhibit Number	Name of Exhibits
(11)	Opinion and Consent of Counsel

(14)	Consent of Independent Auditor

(16)	Powers of Attorney